As filed with the Securities and Exchange Commission on March 12, 1999.
                                                   1933 Act File No:  333-37175
                                                   1940 Act File No:  811-08401

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                                [ ]
                                             ---
         Post-Effective Amendment No.         4                     [X]
                                             ---
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.       6                                      [X]
                            ---

                            JNLNY Separate Account I
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)
--------------------------------------------------------------------------------
               Jackson National Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)
                2900 Westchester Avenue, Purchase, New York 10577
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code:
         (888) 367-5651
--------------------------------------------------------------------------------
                                                      With a copy to:
         Thomas J. Meyer                              Judith A. Hasenauer
         Vice Pres. & General Counsel                 Principal
         Jackson National Life Insurance              Blazzard, Grodd &
              Company of New York                     Hasenauer, P.C.
         5901 Executive Dr.                           P.O. Box 5108
         Lansing, MI  48911                           Westport, CT  06881
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
     immediately upon filing pursuant to paragraph (b)
---
 X   on March 15, 1999  pursuant to  paragraph  (b)
---
     60 days after filing pursuant to paragraph (a)(1)
---
     on (date) pursuant to paragraph (a)(1) of Rule 485
---
     This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

Title of Securities Being Registered:
         Individual Deferred Variable Annuity Contracts

                            JNLNY SEPARATE ACCOUNT I
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                     Caption in Prospectus or
                                                     Statement of Additional
                                                     Information relating to
N-4 Item                                             each Item
--------                                             ---------------------------

Part A.  Information Required in a Prospectus        Prospectus
-------  ------------------------------------        ----------

1.       Cover Page                                  Cover Page

2.       Definitions                                 Not Applicable

3.       Synopsis                                    Key Facts; Fee Tables

4.       Condensed Financial Information             Fee Table; Advertising;
                                                     Appendix A

5.       General Description of Registrant,          The Company; The
         Depositor and Portfolio Companies           Separate Account;
                                                     Investment Portfolios

6.       Deductions                                  Contract Charges

7.       General Description of Variable             The Annuity Contract;
         Annuity Contracts                           Purchases; Transfers;
                                                     Access To Your Money;
                                                     Income Payments (The
                                                     Income Phase); Death
                                                     Benefit; Other
                                                     Information

8.       Annuity Period                              Income Payments (The
                                                     Income Phase)

9.       Death Benefit                               Death Benefit

10.      Purchases and Contract Value                Purchases

11.      Redemptions                                 Access To Your Money

12.      Taxes                                       Taxes

13.      Legal Proceedings                           Other Information

14.      Table of Contents of the Statement          Table of Contents of the
         of Additional Information                   Statement of Additional
                                                     Information


         Information Required in a Statement of      Statement of
Part B.  Additional Information                      Additional Information
-------  ----------------------                      ----------------------

15.      Cover Page                                  Cover Page

16.      Table of Contents                           Table of Contents

17.      General Information and History             General Information
                                                     and History

18.      Services                                    Services

19.      Purchase of Securities Being                Purchase of Securities
         Offered                                     Being Offered

20.      Underwriters                                Underwriters

21.      Calculation of Performance Data             Calculation of
                                                     Performance

22.      Annuity Payments                            Income Payments; Net
                                                     Investment Factor

23.      Financial Statements                        Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

THE PERSPECTIVE
FIXED AND VARIABLE ANNUITY

     Issued by Jackson National Life Insurance Company of New York and JNLNY Separate Account I

     Individual, flexible premium deferred annuity
     o 4 guaranteed accounts which offer an interest rate that is guaranteed by Jackson National Life Insurance Company of New York (Jackson National NY)
     o 22 investment portfolios which purchase shares of the following series of the JNL Series Trust:

     JNL/Alger Growth Series
     JNL/Eagle Core Equity Series
     JNL/Eagle SmallCap Equity Series
     JNL/Janus Aggressive Growth Series
     JNL/Janus Capital Growth Series
     JNL/Janus Global Equities Series
     JNL/Putnam Growth Series
     JNL/Putnam Value Equity Series
     JNL/S&P Conservative Growth Series I
     JNL/S&P Moderate Growth Series I
     JNL/S&P Aggressive Growth Series I
     JNL/S&P Very Aggressive Growth Series I
     JNL/S&P Equity Growth Series I
     JNL/S&P Equity Aggressive Growth Series I
     PPM America/JNL Balanced Series
     PPM America/JNL High Yield Bond Series
     PPM America/JNL Money Market Series
     Salomon Brothers/JNL Global Bond Series
     Salomon Brothers/JNL U.S. Government & Quality Bond Series
     T. Rowe Price/JNL Established Growth Series
     T. Rowe Price/JNL International Equity Investment Series
     T. Rowe Price/JNL Mid-Cap Growth Series

Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated March 15, 1999, by calling Jackson National NY at (800) 599-5651 or by writing Jackson National NY at: Annuity Service Center, P.O. Box 0809, Denver, Colorado 80263-0809. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

The SEC has not approved or disapproved the Perspective Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

March 15, 1999

TABLE OF CONTENTS


Key Facts

Fee Table

The Annuity Contract

The Company

The Guaranteed Accounts

The Separate Account

Investment Portfolios

Contract Charges

Purchases

Transfers

Access to Your Money

Income Payments (The Income Phase)

Death Benefit

Taxes

Other Information

Table of Contents of the Statement of Additional Information

Appendix A

KEY FACTS

Annuity Service Center:             1 (800) 599-5651

         Mail Address:              P.O. Box 0809, Denver, Colorado  80263-0809
         Delivery Address:          8055  East  Tufts   Avenue,   Second  Floor,
                                    Denver, Colorado 80237

Institutional Marketing
Group Service Center:               1 (800) 777-7779
         Mail Address:              P.O. Box 30386, Lansing, Michigan
                                    48909-9692
         Delivery Address:          5901  Executive  Drive,  Lansing,   Michigan
                                    48911 Attn: IMG

Home Office:                        2900 Westchester Avenue,  Purchase, New York
                                    10577

The Annuity  Contract               The  fixed  and  variable  annuity  contract
                                    offered by Jackson  National  NY  provides a
                                    means for investing on a tax-deferred  basis
                                    in  the   guaranteed   accounts  of  Jackson
                                    National NY and the  investment  portfolios.
                                    The  contract  is  intended  for  retirement
                                    savings   or  other   long-term   investment
                                    purposes and provides for a death benefit and income options.

Investment Options                  You can put money into any of the guaranteed
                                    accounts and/or the investment portfolios but you may not put your money in more than eighteen of the investment options during the life of your contract.

Expenses The contract has insurance features and investment features, and there are costs related to each.

                                    Jackson  National NY makes a  deduction  for
                                    its  insurance  charges  which  is  equal to
                                    1.40% of the  daily  value of the  contracts
                                    invested  in  the   investment   portfolios.
                                    During  the  accumulation   phase,   Jackson
                                    National NY deducts a $30 annual contract maintenance charge from your contract.

                                    If you take your money out of the contract, Jackson National NY may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

                                    There are also investment charges which range from .20% to 1.18% of the average daily value of the series, depending on the series.

Purchases                           Under  most  circumstances,  you  can  buy a
                                    contract for $5,000 or more ($2,000 or more for a qualified plan contract). You can add
                                    $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase.


Access to Your Money                You can  take  money  out of  your  contract
                                    during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

Income Payments                     You may  choose to  receive  regular  income
                                    from your annuity. During the income phase, you have the same investment choices you had during the accumulation phase.


Death Benefit                       If you  die  before  moving  to  the  income
                                    phase, the person you have chosen as your beneficiary will receive a death benefit.

Free Look                           You may return your  contract to the selling
                                    agent  or  to  Jackson  National  NY  within
                                    twenty  days  after  receiving  it.  Jackson
                                    National NY will return the  contract  value
                                    in the investment  portfolios  plus any fees
                                    and  expenses   deducted  from  the  premium
                                    allocated to the investment  portfolios plus
                                    the full amount of premium you  allocated to
                                    the guaranteed  accounts.  We will determine
                                    the   contract   value  in  the   investment
                                    portfolios as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.

Taxes The Internal Revenue Code provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and the type of contract you have (non-qualified or qualified).

FEE TABLE

Owner Transaction Expenses

  Withdrawal Charge (as a percentage of premium payments):
   Contribution Year of Premium Payment   1   2   3   4   5  6   7   Thereafter
   Charge                                 7%  6%  5%  4%  3% 2%  1%  0%

  Transfer Fee:
  $25 for each transfer in excess of 15 in a contract year

  Contract Maintenance Charge:
  $30 per contract per year

Separate Account Annual Expenses (as a percentage of average account value)
         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
         Total Separate Account Annual Expenses                  1.40%

Series Annual Expenses
(as a percentage of series average net assets)



                                                                     Management                     Total
JNL Series Trust                                                        and                         Series
                                                                   Administrative      Other        Annual
                                                                        Fee          Expenses      Expenses
----------------------------------------------------------------- --------------- -------------- -------------

JNL/Alger Growth Series                                               1.075%           0%       1.075%
JNL/Eagle Core Equity Series                                          1.00%            0%       1.00%
JNL/Eagle SmallCap Equity Series                                      1.05%            0%       1.05%
JNL/Janus Aggressive Growth Series                                    1.05%            0%       1.05%
JNL/Janus Capital Growth Series                                       1.05%            0%       1.05%
JNL/Janus Global Equities Series                                      1.09%            0%       1.09%
JNL/Putnam Growth Series                                              1.00%            0%       1.00%
JNL/Putnam Value Equity Series                                        1.00%            0%       1.00%
JNL/S&P Conservative Growth Series I                                   .20%            0%        .20%
JNL/S&P Moderate Growth Series I                                       .20%            0%        .20%
JNL/S&P Aggressive Growth Series I                                     .20%            0%        .20%
JNL/S&P Very Aggressive Growth Series I                                .20%            0%        .20%
JNL/S&P Equity Growth Series I                                         .20%            0%        .20%
JNL/S&P Equity Aggressive Growth Series I                              .20%            0%        .20%
PPM America/JNL Balanced Series                                        .83%            0%        .83%
PPM America/JNL High Yield Bond Series                                 .83%            0%        .83%
PPM America/JNL Money Market Series                                    .70%            0%        .70%
Salomon Brothers/JNL Global Bond Series                                .95%            0%        .95%
Salomon Brothers/JNL U.S. Government & Quality Bond Series             .80%            0%        .80%
T. Rowe Price/JNL Established Growth Series                            .94%            0%        .94%
T. Rowe Price/JNL International Equity Investment Series              1.18%            0%       1.18%
T. Rowe Price/JNL Mid-Cap Growth Series                               1.05%            0%       1.05%
--------------------------------------------------------------------------------------------------------------

Effective January 1, 1999, certain Series pay Jackson National Financial Services, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the Trust by Jackson National Financial Services, LLC. The Annual Series Operating Expenses have been restated to reflect the Administrative Fee.


Examples. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
     (a) if you surrender your contract at the end of each time period;
     (b) if you do not surrender your contract.


                                                                                            Time Periods
---------------------------------------------------------------------------------------- --------- ---------
                                                                                            1         3
                                                                                           year     years
---------------------------------------------------------------------------------------- --------- ---------


JNL/Alger Growth Portfolio                                              (a)                 $95      $128
                                                                        (b)                  25        78
JNL/Eagle Core Equity Portfolio                                         (a)                  95       125
                                                                        (b)                  25        75
JNL/Eagle SmallCap Equity Portfolio                                     (a)                  95       127
                                                                        (b)                  25        77
JNL/Janus Aggressive Growth Portfolio                                   (a)                  95       127
                                                                        (b)                  25        77
JNL/Janus Capital Growth Portfolio                                      (a)                  95       127
                                                                        (b)                  25        77
JNL/Janus Global Equities Portfolio                                     (a)                  95       128
                                                                        (b)                  26        78
JNL/Putnam Growth Portfolio                                             (a)                  95       125
                                                                        (b)                  25        75
JNL/Putnam Value Equity Portfolio                                       (a)                  95       125
                                                                        (b)                  25        75
JNL/S&P Conservative Growth Portfolio I                                 (a)                  86       101
                                                                        (b)                  16        51
JNL/S&P Moderate Growth Portfolio I                                     (a)                  86       101
                                                                        (b)                  16        51
JNL/S&P Aggressive Growth Portfolio I                                   (a)                  86       101
                                                                        (b)                  16        51
JNL/S&P Very Aggressive Growth Portfolio I                              (a)                  86       101
                                                                        (b)                  16        51
JNL/S&P Equity Growth Portfolio I                                       (a)                  86       101
                                                                        (b)                  16        51
JNL/S&P Equity Aggressive Growth Portfolio I                            (a)                  86       101
                                                                        (b)                  16        51
PPM America/JNL Balanced Portfolio                                      (a)                  93       120
                                                                        (b)                  23        70
PPM America/JNL High Yield Bond Portfolio                               (a)                  93       120
                                                                        (b)                  23        70
PPM America/JNL Money Market Portfolio                                  (a)                  92       116
                                                                        (b)                  22        66
Salomon Brothers/JNL Global Bond Portfolio                              (a)                  94       124
                                                                        (b)                  24        74
Salomon Brothers/JNL U.S. Government & Quality Bond Portfolio           (a)                  93       119
                                                                        (b)                  23        69
T. Rowe Price/JNL Established Growth Portfolio                          (a)                  94       124
                                                                        (b)                  24        74
T. Rowe Price/JNL International Equity Investment Portfolio             (a)                  96       131
                                                                        (b)                  26        81
T. Rowe Price/JNL Mid-Cap Growth Portfolio                              (a)                  95       127
                                                                        (b)                  25        77

------------------------------------------------------------------------------------- -- --------- ---------

Explanation of Fee Table and Examples. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the series. Premium taxes may also apply.

The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment portfolios.

The Example does not represent past or future expenses. The actual expenses that you incur may be greater or less than those shown.

Financial  Statements.  You can find the following  financial  statements in the
SAI:

o the financial statements for JNLNY Separate Account I for the period ended December 31, 1998
o the financial statements of Jackson National Life Insurance Company of New York for the year ended December 31, 1998
o the financial statements of Jackson National Life Insurance Company of New York for the year ended December 31, 1997
o the financial statements of Jackson National Life Insurance Company of New York for the year ended December 31, 1996

These financial statements have been audited by PricewaterhouseCoopers LLP, independent accountants.

THE ANNUITY CONTRACT

The fixed and variable annuity contract offered by Jackson National NY is a contract between you, the owner, and Jackson National NY, an insurance company. The contract provides a means for investing on a tax-deferred basis in guaranteed accounts and investment portfolios. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal.

The contract offers guaranteed accounts. The guaranteed accounts offer an interest rate that is guaranteed by Jackson National NY for the duration of the guaranteed account period. While your money is in a guaranteed account, the interest your money earns and your principal are guaranteed by Jackson National NY. The value of a guaranteed account may be reduced if you make a withdrawal prior to the end of the guaranteed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed accounts, your payments will remain level throughout the entire income phase.

The contract also offers investment portfolios. The investment portfolios are designed to offer a higher return than the guaranteed accounts. However, this is not guaranteed. It is possible for you to lose your money. If you put money in the investment portfolios, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment portfolios you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment portfolios you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National NY will not be bound until we receive written notice of the assignment.

THE COMPANY

Jackson National NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson National NY is admitted to conduct life insurance and annuity business in the states of New York and Michigan. Jackson National NY is ultimately a wholly-owned subsidiary of Prudential Corporation plc (London, England).


Jackson National NY has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.


THE GUARANTEED ACCOUNTS

If you select a guaranteed account, your money will be placed with Jackson National NY's other assets. The guaranteed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed accounts. Your contract contains a more complete description of the guaranteed accounts.

THE SEPARATE ACCOUNT

The JNLNY Separate Account I was established by Jackson National NY on September 12, 1997, pursuant to the provisions of New York law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National NY and the obligations under the contracts are obligations of Jackson National NY. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National NY may issue.

The separate account is divided into investment portfolios. Jackson National NY does not guarantee the investment performance of the separate account or the investment portfolios.

INVESTMENT PORTFOLIOS

You can put money in any or all of the investment portfolios; however, you may not allocate your money to more than eighteen investment options during the life of your contract. The investment portfolios purchase shares of the following series of the JNL Series Trust:

     JNL/Alger Growth Series
     JNL/Eagle Core Equity Series
     JNL/Eagle SmallCap Equity Series
     JNL/Janus Aggressive Growth Series
     JNL/Janus Capital Growth Series
     JNL/Janus Global Equities Series
     JNL/Putnam Growth Series
     JNL/Putnam Value Equity Series
     JNL/S&P Conservative Growth Series I
     JNL/S&P Moderate Growth Series I
     JNL/S&P Aggressive Growth Series I
     JNL/S&P Very Aggressive Growth Series I
     JNL/S&P Equity Growth Series I
     JNL/S&P Equity Aggressive Growth Series I
     PPM America/JNL Balanced Series
     PPM America/JNL High Yield Bond Series
     PPM America/JNL Money Market Series
     Salomon Brothers/JNL Global Bond Series
     Salomon Brothers/JNL U.S. Government & Quality Bond Series
     T. Rowe Price/JNL Established Growth Series
     T. Rowe Price/JNL International Equity Investment Series
     T. Rowe Price/JNL Mid-Cap Growth Series

The series are described in the attached JNL Series Trust prospectus. Jackson National Financial Services, LLC serves as investment adviser for all of the series. The sub-adviser for each series is listed in the following table:

Sub-Adviser                              Series
-----------                              ------

Fred Alger Management, Inc.              JNL/Alger Growth Series

Eagle Asset Management, Inc.             JNL/Eagle Core Equity Series
                                         JNL/Eagle SmallCap Equity Series

Janus Capital Corporation                JNL/Janus Aggressive Growth Series
                                         JNL/Janus Capital Growth Series
                                         JNL/Janus Global Equities Series

Putnam Investment Management, Inc.       JNL/Putnam Growth Series
                                         JNL/Putnam Value Equity Series

Standard & Poor's Investment
Advisory  Services,  Inc.                JNL/S&P Conservative Growth Series I
                                         JNL/S&P Moderate Growth Series I
                                         JNL/S&P Aggressive Growth Series I
                                         JNL/S&P Very Aggressive Growth Series I
                                         JNL/S&P Equity Growth Series I
                                         JNL/S&P Equity Aggressive Growth
                                           Series I

PPM America, Inc.                        PPM America/JNL Balanced Series
                                         PPM America/JNL High Yield Bond Series
                                         PPM America/JNL Money Market Series

Salomon Brothers Asset Management Inc    Salomon Brothers/JNL Global Bond Series
                                         Salomon Brothers/JNL U.S. Government &
                                           Quality Bond Series

Rowe Price-Fleming International, Inc.   T. Rowe Price/JNL International Equity
                                           Investment Series

T. Rowe Price Associates, Inc.           T. Rowe Price/JNL Established Growth
                                           Series
                                         T. Rowe Price/JNL Mid-Cap Growth Series


Depending on market conditions, you can make or lose money in any of the investment portfolios. You should read the JNL Series Trust prospectus carefully before investing. Additional investment portfolios may be available in the future.

Voting Rights. To the extent required by law, Jackson National NY will obtain from you and other owners of the contracts instructions as to how to vote when the series solicits proxies in conjunction with a vote of shareholders. When Jackson National NY receives instructions, we will vote all the shares Jackson National NY owns in proportion to those instructions.

Substitution. Jackson National NY may be required to substitute an investment portfolio with another portfolio. We will not do this without the prior approval of the SEC. Jackson National NY will give you notice of our intent to do this.

CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

Insurance Charges. Each day Jackson National NY makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.40% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National NY. The mortality risks that Jackson National NY assumes arise from our obligations under the contracts:

o to make income payments for the life of the annuitant during the income phase;
o    to waive the withdrawal charge in the event of your death; and
o to provide both a standard and an enhanced death benefit prior to the income date.

The expense risk that Jackson National NY assumes is the risk that our actual cost of administering the contracts and the investment portfolios will exceed the amount that we receive from the administration charge and the contract maintenance charge.

Contract Maintenance Charge. During the accumulation phase, Jackson National NY deducts a $30 annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National NY will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National NY may discontinue this practice at any time.

Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National NY may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

Withdrawal Charge. During the accumulation phase, you can make withdrawals from your contract.

o At any time during the accumulation phase, you may withdraw premiums which are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn).
o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn).

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The withdrawal charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National NY treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the contract. If you withdraw only part of the value of your contract, we deduct the withdrawal charge from the remaining value in your contract.

     Note: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Jackson National NY does not assess the withdrawal charge on any payments paid out as (1) income payments, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code.

Jackson National NY may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National NY and a prospective purchaser. Jackson National NY will not deduct a withdrawal charge under a contract issued to an officer, director, agent or employee of Jackson National NY or any of its affiliates.

Other Expenses. Jackson National NY pays the operating expenses of the Separate Account.

There are deductions from and expenses paid out of the assets of the series. These expenses are described in the attached JNL Series Trust prospectus.

Premium Taxes. Some governmental entities charge premium taxes or other similar taxes. Jackson National NY is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state. New York does not currently impose a premium tax on annuity premiums.

Income Taxes. Jackson National NY will make a deduction from the contract for any income taxes which it incurs because of the contract. Currently, we are not making any such deduction.

Distribution of Contracts. Jackson National Life Distributors, Inc. is located at 10877 Wilshire Boulevard, Suite 1550, Los Angeles, California 90024 and serves as the distributor of the contracts. Jackson National Life Distributors, Inc. and Jackson National NY are wholly-owned subsidiaries of Jackson National Life Insurance Company.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National NY may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. While overrides may vary, they are not expected to exceed .25% of any premium payment. Jackson National NY may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National NY may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges.

PURCHASES

Minimum Initial Premium:

o    $5,000 under most circumstances
o    $2,000 for a qualified plan contract

The maximum we accept without our prior approval is $1 million.

You can add $500 ($50 under the automatic payment plan) at any time during the accumulation phase.

The minimum that you may allocate to a guaranteed account or investment portfolio is $100. There is a $100 minimum balance requirement for each guaranteed account and investment portfolio.

When you purchase a contract, Jackson National NY will allocate your premium to one or more of the guaranteed accounts and/or the investment portfolios you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National NY will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen investment options available under the contract; however, you may not allocate your money to more than eighteen investment options during the life of your contract.

Jackson National NY will issue your contract and allocate your first premium within 2 business days after we receive your complete application and first premium. If your application is not complete, we will contact you to get the necessary information. If for some reason Jackson National NY is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the necessary information.

The Jackson National NY business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Accumulation Units. The contract value allocated to the investment portfolios will go up or down depending on the performance of the portfolios. In order to keep track of the value of your contract, Jackson National NY uses a unit of measure called an accumulation unit. (An accumulation unit is similar to a share of a mutual fund.) During the income phase it is called an annuity unit.

Every business day Jackson National NY determines the value of an accumulation unit for each of the investment portfolios. This is done by:

     1. determining the total amount of money invested in the particular investment portfolio;

     2. subtracting any insurance charges and any other charges, such as taxes;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National NY credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National NY's business day by dividing the amount of the premium allocated to any investment portfolio by the value of the accumulation unit for that investment portfolio.

TRANSFERS

You can transfer money between guaranteed accounts and investment portfolios during the accumulation phase. During the income phase, you can transfer money between investment portfolios.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed account or investment portfolio would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.

Telephone Transactions. You may make transfers by telephone, unless you elect on your application not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National NY's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment portfolio.

Jackson National NY has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National NY and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National NY fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National NY reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

ACCESS TO YOUR MONEY

You can have access to the money in your contract:

o    by making either a partial or complete withdrawal, or
o    by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.   the value of the contract on the day you made the withdrawal;

     2.   less any premium tax;

     3.   less any contract maintenance charge; and

     4.   less any withdrawal charge.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed account or investment portfolio from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed account or investment portfolio.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limitations on withdrawals from a qualified plan referred to as a 403(b) annuity. See "Taxes."

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive and withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

Suspension of Withdrawals or Transfers. Jackson National NY may be required to suspend or delay withdrawals or transfers from an investment portfolio when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency exists so that it is not reasonably practicable to dispose of shares of the investment portfolios or determine investment portfolio values;
o    the SEC, by order, may permit for the protection of owners.

Jackson National NY has reserved the right to defer payment for a withdrawal or transfer from the guaranteed accounts for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. The income date must be at least one year after your contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us 7 days notice. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date under a qualified contract if required by law).

At the income date, you can choose whether payments will come from the guaranteed accounts, the investment portfolios or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson National NY may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $20 and state law permits, Jackson National NY may set the frequency of payments so that the first payment would be at least $20.

Income Payments from Investment Portfolios. If you choose to have any portion of your income payments come from the investment portfolio(s), the dollar amount of your payment will depend upon three things:

     1. the value of your contract in the investment portfolio(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the contract; and

     3.   the performance of the investment portfolios you selected.

Jackson National NY calculates the dollar amount of the first income payment that you receive from the investment portfolios. We then use that amount to determine the number of annuity units that you hold in each investment portfolio. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment portfolio by the annuity unit value for that investment portfolio.

The number of annuity units that you hold in each investment portfolio does not change unless you reallocate your contract value among the investment portfolios. The annuity unit value of each investment portfolio will vary based on the investment performance of the series. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

Income  Options.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.)

     Option 1 - Life Income. This income option provides monthly payments for your life.

     Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

     Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for your life, but with payments continuing to your beneficiary for the remainder of 10 or 20 years (as you select) if you die before the end of the selected period.

     Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30.

     Additional Options - Other income options may be made available by Jackson National NY.

If you choose Option 1, 2 or 3, you cannot make a withdrawal during the income phase.

DEATH BENEFIT


The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.


Death of Owner Before the Income Date. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies and the surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

The death benefit equals the greatest of:

     1.   current contract value;

     2.   the total premiums paid prior to your death, minus the sum of:

          a.   withdrawals and withdrawal charges, and

          b.   premium taxes;

     3. the greatest anniversary value prior to your 86th birthday. The anniversary value is the contract value on the first day of a contract year, less any withdrawals and withdrawal charges, plus any additional premiums since that day.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payments must begin within one year of the date of death. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National NY receives proof of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National NY will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

Death of Owner After the Income Date. If you or a joint owner die after moving to the income phase, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.

Death of Annuitant. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies after the income date, the death benefit, if any, will be as provided for in the income option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

TAXES

The following is general information and is not intended as tax advice to any individual. You should consult your own tax adviser.

The Internal Revenue Code (Code) provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and the type of contract you have (non-qualified or qualified).

Non-Qualified Contracts - General Taxation. You will not be taxed on increases in the value of your contract until a distribution (either as a withdrawal or as an income payment) occurs. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For income payments, a portion of each income payment is treated as a partial return of your premium and will not be taxed. The remaining portion of the income payment will be treated as ordinary income. How the income payment is divided between taxable and non-taxable portions depends on the period over which income payments are expected to be made. Income payments received after you have received all of your premium are treated as income.

If a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts. If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), H.R. 10 Plans (sometimes referred to as Keogh Plans), and pension and profit-sharing plans, which include 401(k) plans.

Withdrawals - Non-Qualified Contracts. If you make a withdrawal from your contract, the Code treats the withdrawal as first coming from earnings and then from your premium payments. Withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a 10% penalty. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

Withdrawals - Qualified Contracts. There are special rules that govern qualified contracts. We have provided additional discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of premiums from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Withdrawals - Investment Adviser Fees. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered distributions from the contract.


Death Benefits. Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.


Assignment. An assignment may be a taxable event. If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Diversification. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National NY believes that the underlying investments are being managed so as to comply with these requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Jackson National NY would be considered the owner of the shares of the investment portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the contract.

It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios from which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios. Due to the uncertainty in this area, Jackson National NY reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

OTHER INFORMATION

Dollar Cost Averaging. You can arrange to automatically have a regular amount of money periodically transferred into the investment portfolios. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase.

To participate in this program, you must have a total contract value of at least $15,000 (unless we waive this requirement). Certain other restrictions may apply.

Jackson National NY does not currently charge for participation in this program. We may do so in the future.

Rebalancing.   You  can  arrange  to  have  Jackson  National  NY  automatically reallocate money between investment portfolios periodically to keep the blend you select.

Jackson National NY does not currently charge for participation in this program. We may do so in the future.

Free Look. You may return your contract to the selling agent or to Jackson National NY within twenty days after receiving it. Jackson National NY will return the contract value in the investment portfolios plus any fees and expenses deducted from the premium allocated to the investment portfolios plus the full amount of premium you allocated to the guaranteed accounts. We will determine the contract value in the investment portfolios as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.

Advertising. From time to time, Jackson National NY may advertise several types of performance for the investment portfolios.

o Total return is the overall change in the value of an investment in an investment portfolio over a given period of time.
     o Standardized average annual total return is calculated in accordance with SEC guidelines.
     o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a series has been in existence longer than the investment portfolio, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the investment portfolio.
o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

Market Timing and Asset Allocation Services. Market timing and asset allocation services offered by third parties must comply with Jackson National NY's administrative systems, rules and procedures.

Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National NY may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National NY may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National NY.

Year 2000 Matters. Jackson National NY has initiated a project to review and analyze its computer systems to determine if they are Year 2000 compatible. This project includes a process which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software.

Jackson National NY's project provides for an inventory of all critical computer systems, testing of such systems and resolution of Year 2000 issues. Jackson National NY anticipates that all compliance issues will be resolved by December 31, 1999.

As of the date of this Prospectus, Jackson National NY has identified and made available what it believes are the appropriate resources of hardware, people, and dollars to ensure that the plan will be completed.

Jackson National NY will not conclusively know the success of its plan until the Year 2000. Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, Jackson National NY's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or inactions) of third parties beyond its knowledge or control.

Legal Proceedings. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson National Life Insurance Company of New York, Jackson National Life Distributors, Inc., and the JNLNY Separate Account I are parties.

Questions. If you have questions about your contract, you may call or write to us at:

o Jackson National Life NY Annuity Service Center: (800) 599-5651, P.O. Box 0809, Denver, Colorado 80263-0809
o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ............................................. 2

Services .................................................................... 2

Purchase of Securities Being Offered ........................................ 2

Underwriters ................................................................ 2

Calculation of Performance .................................................. 3


Additional Tax Information .................................................. 5

Income Payments; Net Investment Factor ......................................14

Financial Statements ........................................................15

APPENDIX A

Condensed Financial Information

Accumulation Unit Values

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each portfolio as of December 31, 1998. This information has been taken from the Separate Account's financial statements. The Separate Account's financial statements for the period ended December 31, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

--------------------------------------------------------------------------------
Portfolios                        December 31,
                                      1998 (a)
--------------------------------------------------------------------------------

JNL/Alger Growth Portfolio
  Accumulation unit value:

    Beginning of period                 $10.00
    End of period                       $10.74
  Accumulation units outstanding
  at the end of period                   3,613


JNL/Eagle Core Equity Portfolio
  Accumulation unit value:
    Beginning of period                 N/A(b)
    End of period                       N/A(b)
  Accumulation units outstanding
  at the end of period                  N/A(b)

JNL/Eagle SmallCap Equity Portfolio
  Accumulation unit value:
    Beginning of period                 N/A(b)
    End of period                       N/A(b)
  Accumulation units outstanding
  at the end of period                  N/A(b)

JNL/Janus Aggressive Growth Portfolio
  Accumulation unit value:

    Beginning of period                 $10.00
    End of period                       $10.00
  Accumulation units outstanding
  at the end of period                       0


JNL/Janus Capital Growth Portfolio
  Accumulation unit value:

    Beginning of period                 $10.00
    End of period                       $11.34
  Accumulation units outstanding
  at the end of period                     398

(a) The Separate Account commenced operation on November 27, 1998.
(b) These Portfolios had not commenced operations as of December 31, 1998.

--------------------------------------------------------------------------------
Portfolios                        December 31,
                                      1998 (a)
--------------------------------------------------------------------------------


JNL/Janus Global Equities Portfolio
  Accumulation unit value:

    Beginning of period                 $10.00
    End of period                       $10.61
  Accumulation units outstanding
  at the end of period                   2,772


JNL/Putnam Growth Portfolio
  Accumulation unit value:

    Beginning of period                 $10.00
    End of period                       $10.85
  Accumulation units outstanding
  at the end of period                       0


JNL/Putnam Value Equity Portfolio
  Accumulation unit value:

    Beginning of period                 $10.00
    End of period                        $9.98
  Accumulation units outstanding
  at the end of the period                 991


JNL/S&P Conservative Growth Portfolio I
  Accumulation unit value:

    Beginning of period                 N/A(b)
    End of period                       N/A(b)
  Accumulation units outstanding
  at the end of period                  N/A(b)


JNL/S&P Moderate Growth Portfolio I
  Accumulation unit value:

    Beginning of period                 N/A(b)
    End of period                       N/A(b)
  Accumulation units outstanding
  at the end of period                  N/A(b)


JNL/S&P Aggressive Growth Portfolio I
  Accumulation unit value:

    Beginning of period                 N/A(b)
    End of period                       N/A(b)
  Accumulation units outstanding
  at the end of period                  N/A(b)


JNL/S&P Very Aggressive Growth Portfolio I
  Accumulation unit value:

    Beginning of period                 N/A(b)
    End of period                       N/A(b)
  Accumulation units outstanding
  at the end of period                  N/A(b)

(a) The Separate Account commenced operation on November 27, 1998.
(b) These Portfolios had not commenced operations as of December 31, 1998.

--------------------------------------------------------------------------------
Portfolios                        December 31,
                                      1998 (a)
--------------------------------------------------------------------------------


JNL/S&P Equity Growth Portfolio I
  Accumulation unit value:

    Beginning of period                 N/A(b)
    End of period                       N/A(b)
  Accumulation units outstanding
  at the end of period                  N/A(b)


JNL/S&P Equity Aggressive Growth
Portfolio I
  Accumulation unit value:

    Beginning of period                 N/A(b)
    End of period                       N/A(b)
  Accumulation units outstanding
  at the end of period                  N/A(b)


PPM America/JNL Balanced Portfolio
  Accumulation unit value:

    Beginning of period                 $10.00
    End of period                       $10.00
  Accumulation units outstanding
  at the end of period                       0


PPM America/JNL High Yield Bond
Portfolio
  Accumulation unit value:

    Beginning of period                 $10.00
    End of period                       $10.02
  Accumulation units outstanding
  at the end of period                   1,014


PPM America/JNL Money Market Portfolio
  Accumulation unit value:

    Beginning of period                 $10.00
    End of period                       $10.02
  Accumulation units outstanding
  at the end of period                     200


Salomon Brothers/JNL Global Bond
Portfolio
  Accumulation unit value:

    Beginning of period                 $10.00
    End of period                       $10.00
  Accumulation units outstanding
  at the end of the period                   0


Salomon Brothers/JNL U.S. Government &
Quality Bond Portfolio
  Accumulation unit value:

    Beginning of period                 $10.00
    End of period                       $10.09
  Accumulation units outstanding
  at the end of period                   1,005

(a) The Separate Account commenced operation on November 27, 1998.
(b) These Portfolios had not commenced operations as of December 31, 1998.

--------------------------------------------------------------------------------
Portfolios                        December 31,
                                      1998 (a)
--------------------------------------------------------------------------------


T. Rowe Price/JNL Established
Growth Portfolio
  Accumulation unit value:

    Beginning of period                 $10.00
    End of period                       $10.00
  Accumulation units outstanding
  at the end of period                       0


T. Rowe Price/JNL International
Equity Investment Portfolio
  Accumulation unit value:

    Beginning of period                 $10.00
    End of period                       $10.15
  Accumulation units outstanding
  at the end of period                       0


T. Rowe Price/JNL Mid-Cap Growth
Portfolio
  Accumulation unit value:

    Beginning of period                 $10.00
    End of period                       $10.95
  Accumulation units outstanding
  at the end of period                       0


(a) The Separate Account commenced operation on November 27, 1998.
(b) These Portfolios had not commenced operations as of December 31, 1998.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 15, 1999



            INDIVIDUAL DEFERRED FIXED AND VARIABLE ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
             OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK


         This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated March 15, 1999. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-599-5651.





                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----


General Information and History................................................2
Services.......................................................................2
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculation of Performance.....................................................3
Additional Tax Information.....................................................5
Income Payments; Net Investment Factor .......................................14
Financial Statements .........................................................15

General Information and History

         JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National
NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National NY is a wholly-owned subsidiary of Jackson National Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential Corporation plc, London, England, a life insurance company in the United Kingdom.

Services


         Jackson National NY is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying fund bought and sold by the Separate Account.


         PricewaterhouseCoopers LLP, 200 East Randolph Drive, Chicago, Illinois 60601, audits and reports on Jackson National NY's financial statements, including the financial statements of the Separate Account, and performs other professional accounting, auditing and advisory services when engaged to do so by Jackson National NY.

         Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.

Purchase of Securities Being Offered

         The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Underwriters


         The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 10877 Wilshire Boulevard, Suite 1550, Los Angeles, California 90024. JNLD is a subsidiary of Jackson National Life Insurance Company. During the fiscal year ended December 31, 1998, no underwriting commissions were paid by Jackson National NY to JNLD.

Calculation of Performance

         When Jackson National NY advertises performance for an investment portfolio (except the PPM America/JNL Money Market Portfolio), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment portfolio will be shown for periods beginning on the date the investment portfolio first invested in the corresponding series. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

         Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment portfolio at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

         Jackson National NY may also advertise non-standardized total return. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Because the contract is designed for long term investment, non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be advertised. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

         Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment portfolio has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series has been in existence for longer than the investment portfolio, the non-standardized total return quotations will show the investment performance the investment portfolio would have achieved (reduced by the applicable charges) had it been held in the series for the period quoted. Standardized average annual total return is not available for periods before the investment portfolio was in existence.

         Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than original cost.

         Jackson National NY may advertise the current annualized yield for a 30-day period for an investment portfolio. The annualized yield of an investment portfolio refers to the income generated by the investment portfolio over a specified 30-day period. Because this yield is annualized, the yield generated by an investment portfolio during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                   a-b   6
YIELD   =       2[(---+1)  -1]
                   cd


Where:

      a          =      net  investment  income  earned during the
                        period by the Series  attributable to shares
                        owned by the investment portfolio.
      b          =      expenses  for  the  investment  portfolio
                        accrued    for    the    period    (net   of
                        reimbursements).
      c          =      the average  daily number of  accumulation
                        units outstanding during the period.
      d          =      the   maximum    offering    price   per
                        accumulation unit on the last day of the period.

         Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.

         Because of the charges and deductions imposed by the Separate Account, the yield for an investment portfolio will be lower than the yield for the corresponding series. The yield on amounts held in the investment portfolios normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment portfolio's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.

         Any current yield quotations of the PPM America/JNL Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Portfolio based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Portfolio's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Portfolio's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Portfolio.

         The PPM America/JNL Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment portfolio determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market
Portfolio nor that Portfolio's investment in the PPM America/JNL Money Market Series, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

         NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

General

         Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates.
Tax penalties may also apply.

         For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

         Jackson National NY is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National NY and its operations form a part of Jackson National NY.

Withholding Tax on Distributions

         The Code generally requires Jackson National NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

         An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax sheltered annuity qualified under
Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code); and (3) hardship withdrawals. Failure to "rollover" the entire amount of an eligible rollover distribution
(including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

         Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

         Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in recipient's gross income.

Diversification -- Separate Account Investments

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

         The Treasury Department has issued Regulations establishing diversification requirements for the investment portfolios underlying variable contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

         Jackson National NY intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

         The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

         The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

         In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the Separate Account.

         Due to the uncertainty in this area, Jackson National NY reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

         The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Contracts Owned by Other than Natural Persons

         Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Tax Treatment of Assignments

         An assignment or pledge of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

Qualified Plans

         The contracts offered by the Prospectus are designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

Tax Treatment of Withdrawals

Non-Qualified Plans

         Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate Premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.


         With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


Qualified Plans


         In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.


         The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks(this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (8) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.


         With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.



         Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

         The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

         Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

         Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Qualified Plans

         The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

         Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this Prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified plan contracts.


         (a) Tax-Sheltered Annuities

                  Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)
         (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

                  Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Pension and Profit-Sharing Plans

                  Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (d) Non-Qualified Deferred Compensation Plans -- Section 457

                  Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be included in the employees' gross income until distributed from the plan.

         (e) Roth IRAs

                  Section 408A if the Code provides, beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

                  Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

                  Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with the tax year 1998. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.


Income Payments; Net Investment Factor

         See "Income Payments (The Income Phase)" in the Prospectus.

         The net investment factor is an index applied to measure the net investment performance of an investment portfolio from one valuation date to the next. Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

         The net investment factor for any investment portfolio for any valuation period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

                  (1) the net asset value of a series share held in the investment portfolio determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the series if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National NY during the valuation period which are determined by Jackson National NY to be attributable to the operation of the investment portfolio (no federal income taxes are applicable under present law);

         (b) is the net asset value of the series share held in the investment portfolio determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National NY for the valuation period to reflect the charges for assuming the mortality and expense risks and the administration charge.

                           JNLNY Separate Account - I





                                    [GRAPHIC]














                              Financial Statements



                                December 31, 1998

                        REPORT OF INDEPENDENT ACCOUNTANTS



To Jackson National Life Insurance Company of New York and
      Contract Owners of JNLNY Separate Account - I


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the fourteen portfolios comprising the JNLNY Separate Account - I at December 31, 1998, the results of each of their operations and the changes in each of their net assets for the period indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Jackson National Life Insurance Company of New York's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/  PricewaterhouseCoopers LLP


February 17, 1999

                           JNLNY Separate Account - I

                      Statement of Assets and Liabilities
                               December 31, 1998


                                                                                              Portfolios
                                                                  ------------------------------------------------------------------


                                                                         JNL                 JNL               JNL
                                                                  Aggressive             Capital            Global         JNL/Alger
                                                                      Growth              Growth          Equities            Growth
                                                                      ------              ------          --------            ------

Assets:

  Investments in JNL Series Trust,
    at market value
    (See Schedule of Investments) ...........................           $ --             $ 4,514           $29,405           $38,805
  Due from Jackson National Life
    Insurance Company of New York ...........................             --                --                --                --
  Receivable for investments sold ...........................             --                --                   1                 1
                                                                        ---------        -------           -------           -------
      Total Assets ..........................................             --               4,514            29,406            38,806


Liabilities:

  Payable for investments purchased .........................             --                --                --                --
  Due to Jackson National Life
    Insurance Company of New York ...........................             --                --                   1                 1
                                                                        ---------        -------           -------           -------
      Total Liabilities .....................................             --                --                   1                 1
                                                                        ---------        -------           -------           -------


Net Assets ..................................................           $ --             $ 4,514           $29,405           $38,805
                                                                        =========        =======           =======           =======

Total Net Assets Represented by:
  Number of units outstanding ...............................             --                 398             2,772             3,613
  Unit value (net assets divided by
                                                                        =========        =======           =======           =======
    units outstanding) ......................................           $   10.00        $ 11.34           $ 10.61           $ 10.74
                                                                        =========        =======           =======           =======

                                                                                              Portfolios
                                                                  ------------------------------------------------------------------


                                                                                                                                 PPM
                                                                                       JNL/Putnam                PPM     America/JNL
                                                                        JNL/Putnam          Value         America/JNL     High Yield
                                                                            Growth         Equity            Balanced           Bond
                                                                            ------         ------            --------           ----

Assets:

  Investments in JNL Series Trust,
    at market value
    (See Schedule of Investments) ............................           $ --             $ 9,890           $ --             $10,157
  Due from Jackson National Life
    Insurance Company of New York ............................             --                --               --                --
  Receivable for investments sold ............................             --                --               --                --
                                                                         ---------        -------           ---------        -------
      Total Assets ...........................................             --               9,890             --              10,157


Liabilities:

  Payable for investments purchased ..........................             --                --               --                --
  Due to Jackson National Life
    Insurance Company of New York ............................             --                --               --                --
                                                                         ---------        -------           ---------        -------
      Total Liabilities ......................................             --                --               --                --
                                                                         ---------        -------           ---------        -------


Net Assets ...................................................           $ --             $ 9,890           $ --             $10,157
                                                                         =========        =======           =========        =======

Total Net Assets Represented by:
  Number of units outstanding ................................             --                 991             --               1,014
                                                                         =========        =======           =========        =======
  Unit value (net assets divided by
    units outstanding) .......................................           $   10.85        $  9.98           $   10.00        $ 10.02
                                                                         =========        =======           =========        =======

               See accompanying notes to the financial statements.


                                                                                              Portfolios
                                                                  ------------------------------------------------------------------

                                                                             PPM                              Salomon        T. Rowe
                                                                     America/JNL             Salomon     Brothers/JNL      Price/JNL
                                                                           Money        Brothers/JNL  U.S. Government    Established
                                                                          Market         Global Bond   & Quality Bond         Growth
                                                                          ------         -----------   --------------         ------

Assets:

  Investments in JNL Series Trust,
    at market value
    (See Schedule of Investments) ............................           $ 2,003           $ --             $10,136           $ --
  Due from Jackson National Life
    Insurance Company of New York ............................              --               --                --               --
  Receivable for investments sold ............................              --               --                --               --
                                                                         -------           ---------        -------           ------
      Total Assets ...........................................             2,003             --              10,136             --


Liabilities:

  Payable for investments purchased ..........................              --               --                --               --
  Due to Jackson National Life
    Insurance Company of New York ............................              --               --                --               --
                                                                         -------           ---------        -------           ------
      Total Liabilities ......................................              --               --                --               --
                                                                         -------           ---------        -------           ------


Net Assets ...................................................           $ 2,003           $ --             $10,136           $ --
                                                                         =======           =========        =======           ======

Total Net Assets Represented by:
  Number of units outstanding ................................               200             --               1,005             --
                                                                         =======           =========        =======           ======
  Unit value (net assets divided by
    units outstanding) .......................................           $ 10.02           $   10.00        $ 10.09           $10.00
                                                                         =======           =========        =======           ======


                                                               Portfolios
                                                     ---------------------------

                                                          T. Rowe
                                                         Price/JNL       T. Rowe
                                                     International     Price/JNL
                                                            Equity       Mid-Cap
                                                        Investment        Growth
                                                        ----------        ------
Assets:

  Investments in JNL Series Trust,
    at market value
    (See Schedule of Investments) ................         $ --         $   --
  Due from Jackson National Life
    Insurance Company of New York ................           --             --
  Receivable for investments sold ................           --             --
                                                           ---------    --------
      Total Assets ...............................           --             --


Liabilities:

  Payable for investments purchased ..............           --             --
  Due to Jackson National Life
    Insurance Company of New York ................           --             --
                                                           ---------    --------
      Total Liabilities ..........................           --             --
                                                           ---------    --------


Net Assets .......................................         $ --         $   --
                                                           =========    ========

Total Net Assets Represented by:
  Number of units outstanding ....................           --             --
                                                           =========    ========
  Unit value (net assets divided by
    units outstanding) ...........................         $   10.15    $  10.95
                                                           =========    ========

              See accompanying notes to the financial statements.

                           JNLNY Separate Account - I

 Statement of Operations For the period from November 27, 1998 (commencement of operations to December 31, 1998)


                                                                                            Portfolios
                                                               ---------------------------------------------------------------------



                                                                       JNL             JNL          JNL
                                                                Aggressive         Capital        Global     JNL/Alger   JNL/Putnam
                                                                    Growth          Growth      Equities        Growth       Growth
                                                                ----------         -------      --------     ----------  -----------

Net realized gain from sales
  of investments:

  Proceeds from sales .................................           $     --         $     2       $    22       $    16       $10,788
  Cost of investments sold ............................                 --               2            22            15        10,100
                                                                  --------         -------       -------       -------       -------
  Net realized gain from sales
    of investments ....................................                 --            --            --               1           688


Change in net unrealized gain on
  investments:

  Unrealized gain beginning of period .................                 --            --            --            --            --
  Unrealized gain end of period .......................                 --             424         1,305         1,561          --
  Change in net unrealized gain on
                                                                  --------         -------       -------       -------       -------
    investments .......................................                 --             424         1,305         1,561          --
                                                                  --------         -------       -------       -------       -------


Net gain on investments ...............................                 --             424         1,305         1,562           688


Expenses:

  Administrative charge ...............................                 --            --               2             2             1
  Mortality and expense charge ........................                 --               2            20            14             9
                                                                  --------         -------       -------       -------       -------

      Total expenses ..................................                 --               2            22            16            10
                                                                  --------         -------       -------       -------       -------

Increase in net assets
  resulting from operations ...........................           $     --         $   422       $ 1,283       $ 1,546       $   678
                                                                  ========         =======       =======       =======       =======


                                                                                            Portfolios
                                                                --------------------------------------------------------------------

                                                                                                     PPM           PPM
                                                                JNL/Putnam             PPM   America/JNL   America/JNL       Salomon
                                                                     Value     America/JNL    High Yield         Money  Brothers/JNL
                                                                    Equity        Balanced          Bond        Market   Global Bond
                                                                    ------        --------          ----        ------   -----------

Net realized gain from sales
  of investments:

  Proceeds from sales ......................................      $    9,911    $     --           $   9       $     1     $      --
  Cost of investments sold .................................           9,890          --               9             1            --
                                                                    --------    ---------          -----        ------   -----------
  Net realized gain from sales
    of investments .........................................              21           --             --            --            --


Change in net unrealized gain on
  investments:

  Unrealized gain beginning of period ......................              --           --             --            --            --
  Unrealized gain end of period ............................              53           --             39             4            --
                                                                    --------    ---------          -----        ------   -----------
  Change in net unrealized gain on
    investments ............................................              53           --             39             4            --
                                                                    --------    ---------          -----        ------   -----------


Net gain on investments ....................................              74           --             39             4            --


Expenses:

  Administrative charge ....................................               2           --              1            --            --
  Mortality and expense charge .............................              17           --              8             1            --
                                                                    --------    ---------          -----        ------   -----------

      Total expenses .......................................              19           --              9             1            --
                                                                    --------    ---------          -----        ------   -----------

Increase in net assets
  resulting from operations ................................        $     55    $      --          $  30        $    3   $        --
                                                                    ========    =========          =====        ======   ===========

              See accompanying notes to the financial statements.

                                                                                         Portfolios
                                                          --------------------------------------------------------------------------
                                                                                                            T. Rowe
                                                                  Salomon              T. Rowe            Price/JNL          T. Rowe
                                                             Brothers/JNL            Price/JNL        International        Price/JNL
                                                          U.S. Government          Established               Equity          Mid-Cap
                                                           & Quality Bond               Growth           Investment           Growth
                                                           --------------               ------           ----------           ------

Net realized gain from sales
  of investments:

  Proceeds from sales ..................................           $    9           $         --             $2,547           $2,617
  Cost of investments sold .............................                9                     --              2,525            2,525
                                                                   ------           ------------             ------           ------
  Net realized gain from sales
    of investments .....................................               --                     --                 22               92


Change in net unrealized gain on
  investments:

  Unrealized gain beginning of period ..................               --                     --                 --               --
  Unrealized gain end of period ........................               44                     --                 --               --
                                                                   ------           ------------             ------           ------
  Change in net unrealized gain on
    investments ........................................               44                     --                 --               --
                                                                   ------           ------------             ------           ------


Net gain on investments ................................               44                     --                 22               92


Expenses:

  Administrative charge ................................                1                     --                 --               --
  Mortality and expense charge .........................                8                     --                  2                2
                                                                   ------           ------------             ------           ------

      Total expenses ...................................                9                     --                  2                2
                                                                   ------           ------------             ------           ------

Increase in net assets
  resulting from operations ............................           $   35           $         --             $   20           $   90
                                                                   ======           ============             ======           ======

                 See accompanying notes to financial statements.

                           JNLNY Separate Account - I

    Statement of Changes in Net Assets For the period from November 27, 1998
               (commencement of operations) to December 31, 1998



                                                                                             Portfolios
                                                            ------------------------------------------------------------------------


                                                                   JNL             JNL           JNL
                                                            Aggressive         Capital         Global       JNL/Alger     JNL/Putnam
                                                                Growth          Growth       Equities          Growth         Growth
                                                            ----------         -------       --------       ---------     ----------
Operations:

  Net realized gain from sales of investments ........    $        --        $     --         $   --         $    1       $    688
  Change in net unrealized gain on investments ........            --             424          1,305          1,561             --
  Administrative charge ...............................            --              --             (2)            (2)            (1)
  Mortality and expense charge ........................            --              (2)           (20)           (14)            (9)
                                                           -----------        --------       --------       --------       ---------

Increase in net assets resulting
  from operations .....................................            --             422          1,283          1,546            678


Net deposits into (withdrawals from)
  Separate Account (Note 6) ...........................            --           4,092         28,122         37,259           (678)
                                                           -----------        --------       --------       --------       ---------

  Increase in net assets ..............................            --           4,514         29,405         38,805             --


Net Assets:

  Beginning of period .................................            --              --             --             --             --
                                                           -----------        --------       --------       --------       ---------

  End of period .......................................     $      --        $  4,514       $ 29,405       $ 38,805       $     --
                                                           ===========        ========       ========       ========       =========



                                                                                            Portfolios
                                                            ------------------------------------------------------------------------

                                                                                                 PPM           PPM
                                                                                 PPM     America/JNL   America/JNL           Salomon
                                                          JNL/Putnam     America/JNL      High Yield         Money      Brothers/JNL
                                                        Value Equity        Balanced            Bond        Market       Global Bond
                                                        ------------     -----------     -----------   -----------      ------------
Operations:

  Net realized gain from sales of investments ........     $     21      $        --       $     --        $   --        $      --
  Change in net unrealized gain on investments .......           53               --             39             4               --
  Administrative charge ..............................           (2)              --             (1)           --               --
  Mortality and expense charge .......................          (17)              --             (8)           (1)              --
                                                           --------      -----------      ---------      --------      -----------

Increase in net assets resulting
  from operations ....................................           55               --             30             3               --


Net deposits into (withdrawals from)
  Separate Account (Note 6) ..........................        9,835               --         10,127         2,000               --
                                                           --------      -----------      ---------      --------      -----------

  Increase in net assets .............................        9,890               --         10,157         2,003               --


Net Assets:

  Beginning of period ................................          --                --             --            --               --
                                                           --------      -----------      ---------      --------      -----------

  End of period ......................................     $  9,890      $        --      $  10,157      $  2,003      $        --
                                                           ========      ===========      =========      ========      ===========



              See accompanying notes to the financial statements.


                                                                                              Portfolios
                                                                --------------------------------------------------------------------
                                                                                                            T. Rowe
                                                                        Salomon            t. Rowe        Price/JNL          T. Rowe
                                                                   Brothers/JNL          Price/JNL    International        Price/JNL
                                                                U.S. Government        Established           Equity          Mid-Cap
                                                                 & Quality Bond             Growth       Investment           Growth
                                                                ---------------        -----------    -------------        ---------
Operations:

  Net realized gain from sales of investments ..................       $     --        $        --         $     22        $     92
  Change in net unrealized gain on investments .................             44                 --               --              --
  Administrative charge ........................................             (1)                --               --              --
  Mortality and expense charge .................................             (8)                --               (2)             (2)
                                                                       --------        -----------         --------          -------

Increase in net assets resulting
  from operations ..............................................             35                 --               20              90


Net deposits into (withdrawals from)
  Separate Account (Note 6) ....................................         10,101                 --              (20)            (90)
                                                                       --------        -----------         --------          -------

  Increase in net assets .......................................         10,136                 --               --              --


Net Assets:

  Beginning of period ..........................................             --                 --               --              --
                                                                       --------        -----------         --------          -------

  End of period ................................................       $ 10,136        $        --         $     --          $   --
                                                                       ========        ===========         ========          =======

              See accompanying notes to the financial statements.

                           JNLNY Separate Account - I

                             Schedule of Investments
                                December 31, 1998



                                                                           Number                             Market
JNL Series Trust                                                          of Shares            Cost            Value
                                                                       ----------------   -------------   ---------------


JNL Aggressive Growth.............................................           $     --       $      --          $    --

JNL Capital Growth................................................                218           4,090            4,514

JNL Global Equities...............................................              1,330          28,100           29,405

JNL/Alger Growth..................................................              2,048          37,244           38,805

JNL/Putnam Growth.................................................                 --              --               --

JNL/Putnam Value Equity...........................................                542           9,837            9,890

PPM America/JNL Balanced..........................................                 --              --               --

PPM America/JNL High Yield Bond...................................                933          10,118           10,157

PPM America/JNL Money Market......................................              2,003           1,999            2,003

Salomon Brothers/JNL Global Bond..................................                 --              --               --

Salomon Brothers/JNL U.S. Government & Quality Bond...............                909          10,092           10,136

T. Rowe Price/JNL Established Growth..............................                 --              --               --

T. Rowe Price/JNL International Equity Investment.................                 --              --               --

T. Rowe Price/JNL Mid-Cap Growth..................................                 --              --               --



              See accompanying notes to the financial statements.

                           JNLNY Separate Account - I

                          Notes to Financial Statements


Note 1 - Organization

         Jackson National Life Insurance Company of New York ("JNLNY") established JNLNY Separate Account - I (the "Separate Account") on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by JNLNY. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently consists of fourteen Portfolios, each of which invests in the following series of the JNL Series Trust:

                  JNL  Aggressive  Growth  Series
                  JNL Capital  Growth Series
                  JNL Global  Equities  Series
                  JNL/Alger  Growth Series
                  JNL/Putnam Growth Series
                  JNL/Putnam  Value Equity Series
                  PPM America/JNL Balanced  Series
                  PPM  America/JNL  High Yield Bond  Series
                  PPM America/JNL  Money Market Series
                  Salomon  Brothers/JNL  Global Bond Series
                  Salomon Brothers/JNL U.S. Government & Quality Bond Series
                  T. Rowe Price/JNL Established Growth Series
                  T. Rowe Price/JNL International Equity Investment Series
                  T. Rowe Price/JNL Mid-Cap Growth Series

         Jackson National Financial Services, LLC, a wholly-owned subsidiary of JNL, serves as investment adviser for all the series of the JNL Series Trust.

Note 2 - Significant Accounting Policies

         The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                           JNLNY Separate Account - I

Note 2 - Significant Accounting Policies (continued)


         Investments

                  The Separate Account's investments in the corresponding series of the JNL Series Trust are stated at the net asset values of the respective series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in JNL Series Trust are recorded on trade date. The Separate Account does not record dividend income as the series follow the accounting practice known as consent dividending, whereby all of its net investment income and realized gains are treated as being distributed to the Separate Account and are immediately reinvested in the series.

         Federal Income Taxes

                  The operations of the Separate Account are included in the federal income tax return of JNLNY, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Note 3 - Policy Charges

         Charges are deducted from the Separate Account to compensate JNLNY for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contract.

         Contract Maintenance Charge

                  An annual contract maintenance charge of $30 is charged against each contract to reimburse JNLNY for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs on or prior to the annuity date. The charge is deducted by redeeming units. For the period ended December 31, 1998, no contract maintenance charges were assessed.

                           JNLNY Separate Account - I

Note 3 - Policy Charges (continued)

         Transfer Fee Charge

                  A  transfer  fee  of $25  will  apply  to  transfers  made  by policyholders between the Portfolios and between the Portfolios and the general account in excess of 15 transfers in a contract year. JNLNY may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required

                  This fee will be deducted from contract values which remain in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended December 31, 1998, no transfer fees were assessed.

         Surrender or Contingent Deferred Sales Charge

                  During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by JNLNY and withheld from the proceeds of the withdrawals. For the period ended December 31, 1998, no surrender charges were assessed.

         Insurance Charges

                  JNLNY deducts a daily charge from the assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks. The mortality risk assumed by JNLNY is that the insured may receive benefits greater than those anticipated by JNLNY. The expense risk assumed by JNLNY is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

                           JNLNY Separate Account - I

Note 3 - Policy Charges (continued)


         Insurance Charges (continued)

                  JNLNY deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse JNLNY for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

Note 4 - Purchases and Sales of Investments

         For the period ended December 31, 1998, purchases and proceeds from sales of investments in the JNL Series Trust are as follows:


                                                                                                     Proceeds
         JNL Series Trust                                                           Purchases       from Sales
         ----------------                                                        ----------------  ---------------


         JNL Aggressive Growth..................................................     $       --     $         --

         JNL Capital Growth.....................................................          4,092                2

         JNL Global Equities....................................................         28,122               22

         JNL/Alger Growth.......................................................         37,259               16

         JNL/Putnam Growth......................................................         10,100           10,788

         JNL/Putnam Value Equity................................................         19,727            9,911

         PPM America/JNL Balanced...............................................             --               --

         PPM America/JNL High Yield Bond........................................         10,127                9

         PPM America/JNL Money Market...........................................          2,000                1

         Salomon Brothers/JNL Global Bond.......................................             --               --

         Salomon Brothers/JNL U.S. Government & Quality Bond....................         10,101                9

         T. Rowe Price/JNL Established Growth...................................             --               --

         T. Rowe Price/JNL International Equity Investment......................          2,525            2,547

         T. Rowe Price/JNL Mid-Cap Growth.......................................          2,525            2,617

                           JNLNY Separate Account - I

Note 5 -  Accumulation of Unit Activity

     The following is a reconciliation of unit activity for the period ended December 31, 1998:

                                                        Units                                                   Units
                                                     Outstanding           Units              Units          Outstanding
Portfolio:                                           at 11/27/98*          Issued            Redeemed        at 12/31/98
                                                   -----------------  -----------------  ----------------- -----------------


JNL Aggressive Growth............................         --                   --                 --                --

JNL Capital Growth...............................         --                  398                 --               398

JNL Global Growth................................         --                2,772                 --             2,772

JNL/Alger Growth.................................         --                3,613                 --             3,613

JNL/Putnam Growth................................         --                1,010             (1,010)               --

JNL/Putnam Value Equity..........................         --                1,985               (994)              991

PPM America/JNL Balanced.........................         --                   --                 --                --

PPM America/JNL High Yield Bond..................         --                1,014                 --             1,014

PPM America/JNL Money Market.....................         --                  200                 --               200

Salomon Brothers/JNL Global Bond.................         --                   --                 --                --

Salomon Brothers/JNL U.S. Government & Quality
Bond.............................................         --                1,005                 --             1,005

T. Rowe Price/JNL Established Growth.............         --                   --                 --                --

T. Rowe Price/JNL International Equity Investment         --                  253               (253)               --

T. Rowe Price/JNL Mid-Cap Growth.................         --                  253               (253)               --

--------------------------------------------------
*Commencement of operations of JNLNY Separate Account - I

                           JNLNY Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account

         Deposits into the Separate Account purchase shares of the JNL Series Trust. Net deposits represent the amounts available for investment in such shares after the deduction of applicable policy charges. The following is a summary of net deposits made for the period ended December 31, 1998.


                                                                                 Portfolios
                                              ----------------------------------------------------------------------------------


                                                JNL Aggressive        JNL Capital           JNL Global           JNL/Alger
                                                    Growth               Growth              Equities              Growth
                                              -------------------  -------------------  -------------------  -------------------

                                                 Period from          Period from          Period from          Period from
                                              November 27, 1998*   November 27, 1998*   November 27, 1998*   November 27, 1998*
                                                      to                   to                   to                   to
                                              December 31, 1998    December 31, 1998    December 31, 1998    December 31, 1998
                                              -------------------  -------------------  -------------------  -------------------

Proceeds from units issued....................   $      --          $    2,000          $    24,100          $    17,500
Value of units redeemed.......................          --                  --                   --                   --
Transfers between portfolios and between
   portfolios and general account.............          --               2,092                4,022               19,759
                                              -------------------  -------------------  -------------------  -------------------

Total gross deposits net of
   transfers to general account...............          --               4,092               28,122               37,259

Deductions:
Policyholder charges..........................          --                  --                   --                   --
                                              -------------------  -------------------  -------------------  -------------------


Net deposits from (withdrawals by)
policyholders.................................   $      --         $     4,092          $    28,122          $    37,259
                                              ===================  ===================  ===================  ===================


--------------------------------------------
*Commencement of operations


                                                  ----------------------------------------------------------------------------------


                                                      JNL/Putnam           JNL/Putnam         PPM America/JNL      PPM America/JNL
                                                        Growth            Value Equity           Balanced          High Yield Bond
                                                  -------------------   ------------------   ------------------   ------------------

                                                     Period from           Period from          Period from          Period from
                                                  November 27, 1998*      November 27,         November 27,         November 27,
                                                                              1998*                1998*                1998*
                                                          to                   to                   to                   to
                                                  December 31, 1998     December 31, 1998    December 31, 1998    December 31, 1998
                                                  -------------------   ------------------   ------------------   ------------------

Proceeds from units issued .......................       $ 10,100             $ 19,650             $       --              $ 10,050
Value of units redeemed ..........................             --                   --                     --                    --
Transfers between portfolios and between
  portfolios and general account .................        (10,778)              (9,815)                    --                    77
                                                         --------             --------             ----------              --------

Total gross deposits net of
  transfers to general account ...................           (678)               9,835                     --                10,127

Deductions:
Policyholder charges .............................             --                   --                     --                   --
                                                         --------             --------             ----------              --------


Net deposits from (withdrawals by) policyholders .       $   (678)            $  9,835             $       --              $ 10,127
                                                         ========             ========             ==========              ========

                                         ---------------------------------------

                                           PPM America/            Salomon
                                                JNL             Brothers/JNL
                                           Money Market          Global Bond
                                         ------------------   ------------------

                                            Period from          Period from
                                           November 27,         November 27,
                                               1998*                1998*
                                                to                   to
                                         December 31, 1998    December 31, 1998
                                         ------------------   ------------------


Proceeds from units issued .....................   $2,000       $      --
Value of units redeemed ........................       --              --
Transfers between portfolios and between
  portfolios and general account ...............       --              --
                                                   ------      ----------

Total gross deposits net of
  transfers to general account .................    2,000              --

Deductions:
Policyholder charges ...........................       --              --
                                                   ------      ----------


Net deposits from (withdrawals by) policyholders   $2,000      $       --
                                                   ======      ==========

                           JNLNY Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account (continued)



                                                                                 Portfolios
                                               ----------------------------------------------------------------------------------

                                                    Salomon                             T. Rowe Price/JNL
                                               Brothers/JNL U.S.                           International
                                                  Government &      T. Rowe Price/JNL          Equity         T. Rowe Price/JNL
                                                  Quality Bond      Established Growth       Investment         Mid-Cap Growth
                                               -------------------  -------------------  -------------------  -------------------

                                                  Period from          Period from          Period from          Period from
                                               November 27, 1998*   November 27, 1998*   November 27, 1998*   November 27, 1998*
                                                       to                   to                   to                   to
                                               December 31, 1998    December 31, 1998    December 31, 1998    December 31, 1998
                                               -------------------  -------------------  -------------------  -------------------

Proceeds from units issued ......................    $10,050         $    --                $     2,525         $  2,525
Value of units redeemed .........................       --                --                         --               --
Transfers between portfolios and between
portfolios and general account ..................         51              --                     (2,545)          (2,615)
                                                     -------        --------                -----------         --------

Total gross deposits net of
transfers to general account ....................     10,101              --                        (20)             (90)

Deductions:
Policyholder charges ............................       --                --                         --               --
                                                     -------        --------                -----------         --------


Net deposits from (withdrawals by) policyholders     $10,101        $     --                $       (20)        $    (90)
                                                     =======        ========                ===========         ========

--------------------------------------------
*Commencement of operations

                         Jackson National Life Insurance
                              Company of New York





                                    [GRAPHIC]














                              Financial Statements



                                December 31, 1998

                      REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


In our opinion, the accompanying balance sheet and the related income statement and statements of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York (the "Company") (a wholly-owned subsidiary of Jackson National Life Insurance Company) at December 31, 1998 and 1997, and the results of its operations and its cash flows for the years ended December 31, 1998 and December 31, 1997 and for the period May 22, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers LLP



February 19, 1999

               Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                              Financial Statements

Balance Sheet

-------------------------------------------------------------------------------------------------------------------

                                                                                        December 31,
                                                                                1998                 1997
                                                                          -------------------   ------------------
Assets

Investments:
  Fixed maturities available for sale (amortized
      cost: 1998, $5,963,201; 1997, $8,242,773)                             $5,977,820                 $8,344,128
  Cash and short-term investments ..............                             1,920,324                     93,886
                                                                            ----------                 ----------

      Total investments ........................                             7,898,144                  8,438,014

  Accrued investment income ....................                                77,935                     68,991
  Deferred acquisition costs ...................                               107,000                       --
  Variable annuity assets ......................                               104,912                       --
  Furniture and equipment ......................                               283,118                     59,643
  State tax recoverable ........................                                67,200                       --
  Federal income tax recoverable ...............                               174,802                      8,393
  Deferred income taxes ........................                               108,674                       --
  Reinsurance recoverable ......................                                 6,702                       --
  Other assets .................................                                   287                       --
                                                                            ----------                 ----------

      Total assets .............................                            $8,828,774                 $8,575,041
                                                                            ==========                 ==========


Liabilities and Stockholder's Equity
     Liabilities
     Policy reserves and liabilities
          Reserves for future policy benefits .....                        $     3,869                $        --
          Deposits on investment contracts ........                            705,839                         --
     Variable annuity liabilities .................                            104,912                         --
     General expenses payable .....................                            100,156                     15,000
     Deferred income taxes ........................                                 --                     35,474
     Payable to parent ............................                             32,158                    108,520
     Other liabilities ............................                             46,631                      4,150
                                                                           -----------                -----------

         Total liabilities ........................                            993,565                    163,144
                                                                           -----------                -----------

       Stockholder's equity
     Capital stock, $1,000 par value; 2,000 shares
         issued and outstanding ...................                          2,000,000                  2,000,000
     Additional paid-in capital ...................                          6,000,000                  6,000,000
     Net unrealized gain on investments, net of
        tax of $5,117 in 1998 and $35,474 in 1997 .                              9,502                     65,881
     Retained earnings (deficit) ..................                           (174,293)                   346,016
                                                                           -----------                -----------

     Total stockholder's equity ...................                          7,835,209                  8,411,897
                                                                           -----------                -----------

         Total liabilities and stockholder's equity                        $ 8,828,774                $ 8,575,041
                                                                           ===========                ===========

                See accompanying notes to financial statements.

               Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                              Financial Statements

Income Statement

----------------------------------------------------------------------------------------------------------------------


                                                              Year Ended           Year Ended          Period Ended
                                                             December 31,         December 31,         December 31,
                                                                 1998                 1997               1996 (1)
                                                           ------------------   ------------------   ------------------
Revenues
   Premiums and other considerations ......                  $     2,275             $        --           $        --
   Net investment income ..................                      582,397                 469,601               263,890
   Net realized investment gains ..........                       70,414                      --                    --
   Other income ...........................                        7,776                      --                    --
                                                             -----------             -----------           -----------

     Total revenues .......................                      662,862                 469,601               263,890

Benefits and Expenses
   Interest credited on deposit liabilities                       14,059                      --                    --
   Increase in reserves net of reinsurance
        recoverables ......................                          747                      --                    --
   Commissions ............................                       52,601                      --                    --
   General and administrative expenses ....                    1,534,101                 116,215                10,000
   Taxes, licenses and fees ...............                      (31,137)                 51,651                23,102
   Deferral of policy acquisition costs ...                     (110,000)                     --                    --
   Amortization of acquisition costs ......                        3,000                      --                    --
                                                             -----------             -----------           -----------

     Total benefits and expenses ..........                    1,463,371                 167,866                33,102
                                                             -----------             -----------           -----------

     Pretax income (loss) .................                     (800,509)                301,735               230,788

   Income tax expense (benefit) ...........                     (280,200)                105,607                80,900
                                                             -----------             -----------           -----------

      Net income (loss) ...................                  $  (520,309)            $   196,128           $   149,888
                                                             ===========             ===========           ===========


      (1) Since commencement of operations on May 22, 1996.

                See accompanying notes to financial statements.

               Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                              Financial Statements

Statement of Stockholder's Equity

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Year Ended           Year Ended         Period Ended
                                                                              December 31,         December 31,        December 31,
                                                                                  1998                 1997                1996 (1)
                                                                              ------------         ------------        ------------

Common  stock
Beginning of year ......................................................        $ 2,000,000         $ 2,000,000         $      --

   Stock issuance ......................................................               --                  --             2,000,000
                                                                                -----------         -----------         -----------
End of year ............................................................          2,000,000           2,000,000           2,000,000
                                                                                -----------         -----------         -----------

Additional paid-in capital
Beginning of year ......................................................          6,000,000           6,000,000                --
   Capital contributions ...............................................               --                  --             6,000,000
                                                                                -----------         -----------         -----------
End of year ............................................................          6,000,000           6,000,000           6,000,000
                                                                                -----------         -----------         -----------

Accumulated other comprehensive income
Beginning of year ......................................................             65,881              (2,843)               --
   Net unrealized gain (loss) on investments,
     net of tax of $(30,357) in 1998, $37,005 in 1997, and
      $(1,531) in 1996 .................................................            (56,379)             68,724              (2,843)
                                                                                -----------         -----------         -----------
End of year ............................................................              9,502              65,881              (2,843)
                                                                                -----------         -----------         -----------

Retained earnings (deficit)
Beginning of year ......................................................            346,016             149,888                --
   Net income (loss) ...................................................           (520,309)            196,128             149,888
                                                                                -----------         -----------         -----------
End of year ............................................................           (174,293)            346,016             149,888
                                                                                -----------         -----------         -----------

Total stockholder's equity .............................................        $ 7,835,209         $ 8,411,897         $ 8,147,045
                                                                                ===========         ===========         ===========


                                                                               Year Ended           Year Ended         Period Ended
                                                                               December 31,        December 31,        December 31,
                                                                                   1998                1997              1996 (1)
                                                                              ------------         ------------        ------------
Comprehensive Income
Net Income (loss) .......................................................         $(520,309)          $ 196,128           $ 149,888

   Net unrealized gain (loss) on investments,
     net of tax of $(30,357) in 1998, $37,005 in 1997, and
      $(1,531) in 1996 ..................................................           (56,379)             68,724              (2,843)
                                                                                  =========           =========           =========
Comprehensive income (loss) .............................................         $(576,688)          $ 264,852           $ 147,045
                                                                                  =========           =========           =========

(1) Since commencement of operations on May 22, 1996.

                See accompanying notes to financial statements.

               Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                              Financial Statements

Statement of Cash Flows

------------------------------------------------------------------------------------------------------------------------------------

                                                                              Year Ended           Year Ended           Period Ended
                                                                             December 31,         December 31,          December 31,
                                                                                1998                  1997                  1996 (1)
                                                                             ------------         ------------          ------------
Cash flows from operating activities:
      Net income (loss) ................................................        $  (520,309)        $   196,128         $   149,888
      Adjustments to reconcile  net income  (loss)
        to net cash provided by (used
        in) operating activities:
             Net realized investment gains .............................            (70,414)               --                  --
             Interest credited on deposit liabilities ..................             14,059                --                  --
             Amortization of discount and premium on
               investments .............................................              2,374               1,155                 128
             Change in:
                 Deferred income taxes .................................           (113,791)               --                  --
                 Accrued investment income .............................             (8,944)            (28,385)            (40,606)
                 Deferred acquisition costs ............................           (107,000)               --                  --
                 Income taxes recoverable ..............................           (166,409)             14,207             (22,600)
                 Other assets and liabilities, net .....................           (242,520)            (69,575)            137,602
                                                                                -----------         -----------         -----------

      Net cash provided by (used in) operating activities ..............         (1,212,954)            113,530             224,412
                                                                                -----------         -----------         -----------

Cash flows from investing activities:
      Sales of:
             Fixed maturities available for sale .......................          7,302,300                --                  --
      Purchases of:
             Fixed maturities available for sale .......................         (4,954,688)         (7,739,134)           (504,922)
                                                                                -----------         -----------         -----------

      Net cash provided by (used in) investing activities ..............          2,347,612          (7,739,134)           (504,922)
                                                                                -----------         -----------         -----------

Cash  flows from financing activities:
      Policyholder's account balances:
             Deposits ..................................................            802,091                --                  --
             Withdrawals ...............................................             (9,811)               --                  --
             Net transfers to separate accounts ........................           (100,500)               --                  --
      Capital stock issued .............................................               --                  --             2,000,000
      Capital contribution from Parent .................................               --                  --             6,000,000
                                                                                -----------         -----------         -----------

     Net cash provided by financing activities .........................            691,780                --             8,000,000
                                                                                -----------         -----------         -----------
     Net increase (decrease) in cash and short-term
       investments .....................................................          1,826,438          (7,625,604)          7,719,490

Cash and short-term investments, beginning of period ...................             93,886           7,719,490                --
                                                                                -----------         -----------         -----------
Cash and short-term investments, end of period .........................        $ 1,920,324         $    93,886         $ 7,719,490
                                                                                ===========         ===========         ===========

(1) Since commencement of operations on May 22, 1996.

                See accompanying notes to financial statements.

               Jackson National Life Insurance Company of New York

                          Notes to Financial Statements
                                December 31, 1998

--------------------------------------------------------------------------------
1.   Nature of Operations

     Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company, ("JNL" or the "Parent") a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential Corporation plc ("Prudential"), London, England. JNL/NY is licensed to sell individual annuity products, including immediate and deferred annuities, guaranteed investment contracts, variable annuities, and individual life insurance products in the states of New York and Michigan.

     The Company was capitalized with an $8,000,000 capital contribution on May 22, 1996 and licensed to transact business in New York effective August 16, 1996. Product sales commenced in the second quarter of 1998.

2.   Summary of Significant Accounting Policies

     Basis of Presentation
     The accompanying financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     New Accounting Standard
     The Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 130, Reporting Comprehensive Income ("SFAS 130") in June, 1997 effective for fiscal years beginning after December 15, 1997. SFAS 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and includes net income and net unrealized gains/(losses) on securities. SFAS 130 requires additional disclosures in the financial statements, but it has no impact on the Company's financial position or net income. Realized investment gains on securities held as of the beginning of the year totaling $70,414 had unrealized appreciation of $94,872 at December 31, 1997. Prior year financial statements have been reclassified to conform with the current year presentation.

     Investments
     Cash and short-term investments which primarily include cash, commercial paper, and money market instruments are carried at cost, which approximates fair value. These investments have maturities of three months or less, and are considered cash equivalents for reporting cash flows.

     Fixed maturities include bonds and mortgage-backed securities. All fixed maturities are considered available for sale and are carried at aggregate market value. The Company has no securities classified as held to maturity.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses of investments classified as available for sale, net of tax, are excluded from net income and included as a component of comprehensive income in stockholder's equity.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 1998

--------------------------------------------------------------------------------

  2. Summary of Significant Accounting Policies (continued)

     Deferred Acquisition Costs
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities. As certain fixed maturity securities available for sale are carried at aggregate market value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated aggregate market value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in market value of investments, net of tax, on fixed maturity securities available for sale that is credited or charged directly to stockholder's equity.

     Federal Income Taxes
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     For tax years ending December 31, 1997 and prior, JNL/NY filed a federal income tax return on a separate company basis. For 1998, the Company will file a consolidated federal income tax return with JNL and Brooke Life. Income tax expense is calculated on a separate company basis.

     Policy Reserves and Liabilities

     Reserves for future policy benefits:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 59% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 7.5%. Lapse and expense assumptions are based on the Parent's experience.

     Deposits on investment contracts:
     For  deferred  and  variable   annuity   contracts,   the  reserve  is  the
     policyholder's account value.

     Variable Annuity Assets and Liabilities
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $104,912 at December 31, 1998, are segregated in a separate account. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in other income in the income statement.

     Revenue and Expense Recognition
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 1998

--------------------------------------------------------------------------------
2.   Summary of Significant Accounting Policies (continued)

     Deposits on investment contracts, principally deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   Fair Value of Financial Instruments

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and Short-Term Investments:
     Carrying value is considered to be a reasonable estimate of fair value.

     Fixed Maturities:
     Fair values are based on quoted market prices.

     Variable Annuity Assets:
     Variable annuity assets are carried at the market value of the underlying securities.

     Annuity Reserves:
     Fair values for deferred annuities is based on account value less surrender charges. The carrying value and fair value of such annuities approximated $705,839 and $642,314, respectively, at December 31, 1998.

     Variable Annuity Liabilities:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. The fair value approximated $97,875 at December 31, 1998.


4.   Investments

     Investments are comprised of fixed-interest securities, primarily government bonds. The Company's investments resulted primarily from the original capital investment by its parent in 1996 as well as deposits related to interest sensitive individual annuity products in 1998, on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest sensitive insurance liabilities and to earn a stable return on its investments.

     Fixed Maturities
     All of the Company's fixed maturity investments are direct obligations of the U.S. Government and are therefore, considered to be rated "AAA".

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 1998

--------------------------------------------------------------------------------
  4. Investments (continued)

     The amortized cost and estimated market value of fixed maturity investments available for sale are as follows:


                                                                   Gross            Gross           Estimated
                                               Amortized        Unrealized        Unrealized         Market
     December 31, 1998                           Cost              Gains            Losses            Value
                                            ----------------  ----------------  ---------------  ----------------

     U.S. Treasury securities ........       $   5,963,201    $      33,854      $    19,235      $   5,977,820
                                            ----------------  ----------------  ---------------  ----------------
        Total ........................       $   5,963,201    $      33,854     $     19,235      $   5,977,820
                                            ================  ================  ===============  ================



                                                                   Gross            Gross           Estimated
                                               Amortized        Unrealized        Unrealized         Market
     December 31, 1997                           Cost              Gains            Losses            Value
                                            ----------------  ----------------  ---------------  ----------------

     U.S. Treasury securities ........       $   1,010,546    $       6,484     $           -     $   1,017,030
     Mortgaged-backed securities .....           7,232,227            94,871                -         7,327,098
                                            ----------------  ----------------  ---------------  ----------------
        Total ........................       $   8,242,773    $      101,355    $           -     $   8,344,128
                                            ================  ================  ===============  ================

     The amortized cost and estimated market value of fixed maturities at December 31, 1998, by contractual maturity, are shown below.

     Fixed maturities available for sale:

                                                                            Amortized              Estimated
     December 31, 1998                                                         Cost               Market Value
                                                                       ---------------------  ---------------------

     Due after 1 year through 5 years .............................      $       5,963,201       $      5,977,820
                                                                       ---------------------  ---------------------
        Total .....................................................      $       5,963,201       $      5,977,820
                                                                       =====================  =====================

     Discounts and premiums on collateralized mortgage obligations are amortized over the estimated redemption period using the effective interest method. Yields which are used to calculate premium/discount amortization are adjusted periodically to reflect payments to date and anticipated future payments.

     Fixed maturities with a carrying value of $1,041,870 and $1,017,030 were on deposit with the State of New York at December 31, 1998 and 1997, respectively, as required by laws governing insurance company operations.

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 1998

--------------------------------------------------------------------------------
5.   Investment Income and Realized Gains and Losses

     All investment income for 1998, 1997, and 1996 related to interest income on fixed maturity securities. Gross realized investment gains in 1998 totaled $70,414. There were no realized investment losses in 1998.

     No realized gains or losses were recognized in 1997 or 1996.

6.   Reinsurance

     The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $100,000. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     Direct premiums for 1998 were $9,961 of which $7,686 was ceded resulting in net premiums of $2,275.

     Components of the reinsurance recoverable asset are as follows:

                                                                    December 31,
                                                                        1998
                                                               -----------------
Ceded reserves ..........................................                 $3,122
Ceded - other ...........................................                  3,580
                                                                          ======
  Total .................................................                 $6,702
                                                                          ======

7.   Federal Income Taxes

     The components of the provision for federal income taxes are as follows:


                                                                                Year ended December 31,
                                                                    1998                 1997                 1996
                                                               ----------------     ----------------    -----------------

       Current tax expense (benefit) ....................       $     (166,409)     $       105,607     $         80,900
       Deferred tax (benefit) ...........................             (113,791)                   -                    -
                                                               ----------------     ----------------    -----------------

       Provision for income taxes .......................      $     (280,200)      $       105,607     $         80,900
                                                               ================     ================    =================

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 1998, 1997 and 1996 as follows:


                                                                                Year ended December 31,
                                                                    1998                 1997                 1996
                                                               ----------------     ----------------    -----------------

       Income taxes at statutory rate ...................      $   (280,178)        $     105,607       $       80,776
       Other ............................................               (22)                    -                  124
                                                               ----------------     ----------------    -----------------

       Provision for income taxes .......................      $   (280,200)        $     105,607       $       80,900
                                                               ================     ================    =================

       Effective tax rate ...............................              35.0%                35.0%                35.0%
                                                               ================     ================    =================

               Jackson National Life Insurance Company of New York
                          Notes to Financial Statements
                                December 31, 1998

--------------------------------------------------------------------------------
7.   Federal Income Taxes (continued)

     There were no federal income taxes paid in 1998. In 1997 and 1996, federal income taxes paid were $91,400 and $103,500, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows:

                                                                                           December 31,
                                                                                     1998                1997
                                                                                ----------------    ----------------
       Gross deferred tax asset
       Net operating loss carryforward ..................................          $  152,291       $           -
                                                                                ----------------    ----------------
       Total deferred tax asset                                                       152,291                   -
                                                                                ----------------    ----------------

       Gross deferred tax liability
       Deferred acquisition costs .......................................             (38,500)                  -
       Net unrealized gains on available for sale securities ............              (5,117)           (35,474)
                                                                                ----------------    ----------------
       Total deferred tax liability .....................................             (43,617)           (35,474)
                                                                                ----------------    ----------------

       Net deferred tax asset (liability) ...............................        $    108,674       $    (35,474)
                                                                                ================    ================

     The net operating loss carryforward expires in 2013. No valuation allowance is recorded for the net operating loss carryforward as the Company believes recovery is more likely than not.

8.   Contingencies

     The Company is involved in no litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   Stockholder's Equity

     The declaration of dividends which can be paid by the Company is regulated by the State of New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 1998, 1997 or 1996.

10.  Lease Obligation

     The Company entered into a cancelable operating lease agreement under which it occupies office space. The rent expense was $108,480 and $18,080 during 1998 and 1997, respectively. The future lease obligations relating to this lease are as follows:

                                            1999                $   108,480
                                            2000                    108,932
                                            2001                    111,192
                                            2002                    112,096
                                            2003                    116,616
                                        Thereafter                  463,300
                                                               ------------
                                            Total             $   1,020,616
                                                              =============




11.  Related Party Transactions

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and a wholly owned subsidiary of Prudential. The Company paid $7,498 to PPM for investment advisory services during 1998.

     The Company has a service agreement with its parent, JNL, under which JNL provides certain administrative services. Administrative fees for 1998 were $29,758. There were no product sales during 1997 or 1996; therefore, no cost allocation was made.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)   Financial Statements:

         (1) Financial statements and schedules included in Part A:

              Not Applicable

         (2)Financial statements and schedules included in Part B:

              JNLNY Separate Account I
                  Report of Independent Accountants at December 31, 1998 Statement of Assets and Liabilities at December 31, 1998 Statement of Operations for the period from November 27, 1998 (commencement of operations) to December 31, 1998 Statements of Changes in Net Assets for the period from November 27, 1998 (commencement of operations) to December 31, 1998 Schedule of Investments at December 31, 1998 Notes to Financial Statements
              Jackson  National  Life  Insurance  Company of New York  Report of
                  Independent Accountants at December 31, 1998 Balance Sheet for the years ended December 31, 1998 and 1997 Income Statement for the years ended December 31, 1998, 1997 and 1996
                  Statement of Stockholder's Equity for the years ended December 31, 1998, 1997 and 1996 Statement of Cash Flows for the years ended December 31, 1998, 1997 and 1996 Notes to Financial Statements

Item 24.(b)  Exhibits

         Exhibit
         No.               Description

         1.                Resolution   of   Depositor's   Board  of   Directors
                           authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997.

         2.                Not Applicable

         3. General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997.

         4.a. Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed via EDGAR on January 14, 1999.

         4.b. Form of the Perspective Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed via EDGAR on January 14, 1999.

         5. Form of the Perspective Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on February 13, 1998.

         6.a.              Declaration and Charter of Depositor, incorporated by
                           reference  to  Registrant's   Registration  Statement
                           filed via EDGAR on October 3, 1997.

           b. Bylaws of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997.

         7.                Not Applicable

         8.                Not Applicable

         9. Opinion and Consent of Blazzard, Grodd & Hasenauer, P.C., attached hereto.

         10.               Consent  of   PricewaterhouseCoopers   LLP,  attached
                           hereto.

         11.               Not Applicable

         12.               Not Applicable

         13.               Not Applicable

         14.               Not Applicable

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor
         ----------------                   --------------

         Donald B. Henderson, Jr.           Director
         4A Rivermere Apartments
         Bronxville, NY  10708

         Henry J. Jacoby                    Director
         305 Riverside Drive
         New York, NY  10025

         David L. Porteous                  Director
         20434 Crestview Drive
         Reed City, MI  49777

         Robert L. Rosenthal                Director
         360 E. 72nd Street
         New York, NY  10021

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Divisional Director Northeast
         Suite 301                          and Director
         Richmond, VA 23235

         Alan C. Hahn                       Senior Vice President -
         5901 Executive Drive               Marketing and
         Lansing, MI 48911                  Director

         Andrew B. Hopping                  Executive Vice President,
         5901 Executive Drive               Chief Financial Officer
         Lansing, MI 48911                  and Director

         Thomas J. Meyer                    Senior Vice President,
         5901 Executive Drive               Secretary, General Counsel &
         Lansing, MI 48911                  Director

         Andrew Olear II                    Director
         2900 Westchester Avenue
         Suite 305
         Purchase, NY 10577

         Robert P. Saltzman                 President, Chief Executive
         5901 Executive Drive               Officer
         Lansing, MI 48911

         Clark P. Manning                   Chief Operating Officer and
         5901 Executive Drive               Chief Actuary
         Lansing, MI 48911

         William A. Gray                    Senior Vice President -
         5901 Executive Drive               Product Development &
         Lansing, MI 48911                  Special Markets

         David B. LeRoux                    Senior Vice President -
         5 Becker Farm Road                 Group Pension
         Roseland, NJ 07068

         J. George Napoles                  Senior Vice President &
         5901 Executive Drive               Chief Information Officer
         Lansing, MI 48911

         Scott L. Stoltz                    Senior Vice President -
         5901 Executive Drive               Administration
         Lansing, MI 48911

         John B. Banez                      Vice President - Systems and
         5901 Executive Drive               Programming
         Lansing, MI 48911

         Barry L. Bulakites                 Vice President - Resource
         5901 Executive Drive               Development
         Lansing, MI 48911

         Connie J. Dalton                   Vice President - Variable
         8055 E. Tufts Avenue               Annuity Administration
         Suite 200
         Denver, CO 80237

         Gerald W. Decius                   Vice President - Systems Model
         5901 Executive Drive               Office
         Lansing, MI 48911

         Lisa C. Drake                      Vice President & Actuary
         5901 Executive Drive
         Lansing, MI 48911

         Joseph D. Emanuel                  Vice President, Associate
         5901 Executive Drive               General Counsel and Assistant
         Lansing, MI 48911                  Secretary

         Robert A. Fritts                   Vice President & Controller -
         5901 Executive Drive               Financial Operations
         Lansing, MI 48911

         Victor Gallo                       Vice President - Group Pension
         5 Becker Farm Road
         Roseland, NJ 07068

         Rhonda K. Grant                    Vice President - Government
         5901 Executive Drive               Relations
         Lansing, MI 48911

         Wyvetter A. Holcomb                Vice President - Telephone
         5901 Executive Drive               Service Center
         Lansing, MI 48911

         Brion S. Johnson                   Vice President - Financial
         5901 Executive Drive               Operations and Treasurer
         Lansing, MI 48911

         Timo P. Kokko                      Vice President - Support
         5901 Executive Drive               Services
         Lansing, MI 48911

         Everett W. Kunzelman               Vice President - Underwriting
         5901 Executive Drive
         Lansing, MI 48911

         Lynn W. Lopes                      Vice President - Group Pension
         5 Becker Farm Road
         Roseland, NJ 07068

         Keith R. Moore                     Vice President - Technology
         5901 Executive Drive
         Lansing, MI 48911

         P. Chad Myers                      Vice President - Asset
         5901 Executive Drive               Liability Management
         Lansing, MI 48911

         John O. Norton                     Vice President - Actuary
         5901 Executive Drive
         Lansing, MI 48911

         Bradley J. Powell                  Vice President - Institutional
         210 Interstate North Parkway       Marketing Group
         Suite 300
         Atlanta, GA 30339

         James B. Quinn                     Vice President - Broker
         5901 Executive Drive               Management
         Lansing, MI 48911

         Robert M. Tucker                   Vice President - Technical
         5901 Executive Drive               Support
         Lansing, MI 48911

Item 26.  Persons Controlled by or Under Common Control with the
                  Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership                 Principal Business
-------           ------------      ---------                 ------------------

Anoka Realty      Delaware          100% Jackson          Realty
                                    National Life
                                    Insurance
                                    Company

Brooke            Delaware          100%                  Holding Company
Holdings, Inc.                      Holborn               Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke           Holding Company
Finance                             Holdings, Inc.        Activities
Corporation

Brooke Life       Michigan          100% Brooke           Life Insurance
Insurance                                                 Holdings, Inc.
Company

Carolina          North             96.65% Jackson        Manufacturing
Steel             Carolina          National Life         Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson         Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson         Holding Company
Holdings, Inc.                      National Life         Activities
                                    Insurance
                                    Company

Chrissy           Delaware          100% Jackson          Advertising Agency
Corporation                         National Life
                                    Insurance
                                    Company

First Federal     California        100% Jackson          Marketing Agency
Service                             Federal
Corporation                         Savings Bank

Holborn           Delaware          80% Prudential        Holding Company
Delaware                            One Limited,          Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

IPM Products      Delaware          93% Jackson           Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL              Savings & Loan
Federal                             Thrift Holdings,
Savings Bank                        Inc.

Jackson           Michigan          100% Jackson          Investment Adviser,
National                            National Life         and Transfer Agent
Financial                           Insurance
Services, LLC                       Company

Jackson           Delaware          100% Jackson          Advertising/
National                            National Life         Marketing
Life                                Insurance             Corporation and
Distributors,                       Company               Broker/Dealer
Inc.

Jackson           Michigan          100% Brooke           Life Insurance
National                            Life
Life Insurance                      Insurance
Company                             Company

JNL Series        Massachusetts     Common Law            Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson          Holding Company
Holdings, Inc.                      National Life
                                    Insurance Company

JNL Variable      Delaware          100% Jackson          Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

LePages,          Delaware          100% Jackson          Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson          Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National         Broker/Dealer
Planning                            Planning              and Investment
Corporation                         Holdings, Inc.        Adviser

National          Delaware          100% Brooke           Holding Company
Planning                            Holdings, Inc.        Activities
Holdings, Inc.

Prudential        United            100%                  Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly              Financial
Corporation       Kingdom           Traded                Institution
PLC

Prudential        England and       100%                  Holding
One Limited       Wales             Prudential            Company
                                    Corporation           Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                  Holding
Two Limited       Wales             Prudential            Company
                                    Corporation           Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                  Holding
Three Limited     Wales             Prudential            Company
                                    Corporation           Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%                  Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Item 27. Number of Contract Owners as of January 13, 1999.

                  2

Item 28.  Indemnification

         Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

         (a)  Jackson   National  Life   Distributors,   Inc.  acts  as  general
distributor for the JNLNY Separate Account I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I and the Jackson National Separate Account III.

         (b) Directors and Officers of Jackson National Life Distributors, Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter
         ----------------                   ----------------

         Robert P. Saltzman                 Director
         5901 Executive Dr.
         Lansing, MI  48911

         Andrew B. Hopping                  Director, Vice President and
         5901 Executive Dr.                 Chief Financial Officer
         Lansing, MI  48911

         Michael A. Wells                   Director, President and
         10877 Wilshire Blvd.               Chief Executive Officer
         Suite 1550
         Los Angeles, CA 90024

         Mark D. Nerud                      Chief Operating Officer
         225 West Wacker Drive
         Suite 1200
         Chicago, IL 60606

         Willard Barrett                    Senior Vice President
         3500 S. Blvd., Ste. 18B
         Edmond, OK 73013

         Jay A. Elliott                     Senior Vice President
         10710 Midlothian Turnpike
         Suite 301
         Richmond, VA 23235

         Douglas K. Kinder                  Senior Vice President
         1018 W. St. Maartens Dr.
         St. Joseph, MO 64506

         Scott W. Richardson                Senior Vice President
         900 Circle 75 Parkway
         Suite 1750
         Atlanta, GA 30339

         Gregory B. Salsbury                Senior Vice President
         10877 Wilshire Blvd.
         Suite 1550
         Los Angeles, CA 90024

         Sean P. Blowers                    Vice President
         401 Wilshire Boulevard
         Suite 1060
         Santa Monica, California 90401

         Barry L. Bulakites                 Vice President
         10877 Wilshire Blvd.
         Suite 1550
         Los Angeles, CA 90024

         Michael A. Hamilton                Vice President
         10877 Wilshire Blvd.
         Suite 1550
         Los Angeles, CA 90024

         Christine A. Pierce-Tucker         Vice President
         401 Wilshire Boulevard
         Suite 1010
         Santa Monica, California 90401

         Stephen J. Pilger                  Vice President
         10877 Wilshire Blvd.
         Suite 1550
         Los Angeles, CA 90024

         (c)

                  New Under-       Compensation
                  writing          on
Name of           Discounts        Redemption
Principal         and              or Annuiti-     Brokerage
Underwriter       Commissions      zation          Commissions      Compensation
-----------       -----------      ------          -----------      ------------

Jackson
National
Life              Not              Not             Not              Not
Distributors,     Applicable       Applicable      Applicable       Applicable
Inc.

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company of New York 2900 Westchester Avenue
                  Purchase, New York  10577

                  Jackson National Life Insurance Company of New York Annuity Service Center
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado  80237

                  Jackson National Life Insurance Company of New York Institutional Marketing Group Service Center
                  5901 Executive Drive
                  Lansing, Michigan  48911

                  Jackson National Life Insurance Company of New York 225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c)      Not Applicable.

                  (d) Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

                  (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 12th day of March, 1999.

                  JNLNY Separate Account I
                  (Registrant)

                  By:  Jackson National Life Insurance Company of New York
                       ----------------------------------------------


                  By:  /s/  Thomas J. Meyer
                       --------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

                  Jackson National Life Insurance Company of New York
                  (Depositor)

                 By:  /s/  Thomas J. Meyer
                       --------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/  Andrew B. Hopping by Thomas J. Meyer *                   March 12, 1999
-----------------------------------------------------         --------------
Andrew B. Hopping, Executive Vice President,                  Date
Chief Financial Officer and Director

/s/ Andrew Olear II by Thomas J. Meyer*                       March 12, 1999
-----------------------------------------------------         --------------
Andrew Olear II, Chief Administrative Officer                 Date
and Director

/s/  Jay A. Elliott by Thomas J. Meyer *                      March 12, 1999
-----------------------------------------------------         --------------
Jay A. Elliott, Senior Vice President                         Date
and Director

/s/  Alan C. Hahn by Thomas J. Meyer *                        March 12, 1999
-----------------------------------------------------         --------------
Alan C. Hahn, Senior Vice President                           Date
and Director

/s/  Thomas J. Meyer                                          March 12, 1999
-----------------------------------------------------         --------------
Thomas J. Meyer, Senior Vice President,                       Date
General Counsel, Secretary and Director

/s/  Donald B. Henderson by Thomas J. Meyer *                 March 12, 1999
-----------------------------------------------------         --------------
Donald B. Henderson, Director                                 Date

/s/ Henry J. Jacoby by Thomas J. Meyer *                      March 12, 1999
-----------------------------------------------------         --------------
Henry J. Jacoby, Director                                     Date

/s/  David C. Porteous by Thomas J. Meyer *                   March 12, 1999
-----------------------------------------------------         --------------
David C. Porteous, Director                                   Date

/s/ Robert L. Rosenthal by Thomas J. Meyer *                  March 12, 1999
-----------------------------------------------------         --------------
Robert L. Rosenthal, Director                                 Date

/s/  Thomas J. Meyer                                          March 12, 1999
-----------------------------------------------------         --------------
* Thomas J. Meyer, Attorney In Fact                           Date

                               POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK, a New York corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of Individual Deferred Fixed and Variable Annuity Contracts in connection with the JNLNY Separate Account I and other separate accounts of Jackson National Life Insurance Company of New York, hereby constitute and appoint Thomas J. Meyer, Andrew B. Hopping and Joseph D. Emanuel, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto, with power where appropriate to affix the corporate seal of said corporation thereto and to attest with seal and to file the same, with all exhibits thereto and other granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/  Andrew B. Hopping                                        11/18/98
-----------------------------------------------------         ----------------
Andrew B. Hopping, Executive Vice                             Date
President, Chief Financial Officer
and Director

/s/  Jay A. Elliott                                           11/20/98
-----------------------------------------------------         ----------------
Jay A. Elliott, Senior Vice President                         Date
and Director

/s/  Alan C. Hahn                                             11/19/98
-----------------------------------------------------         ----------------
Alan C. Hahn, Senior Vice President                           Date
and Director

/s/  Andrew Olear II                                          11/10/98
-----------------------------------------------------         ----------------
Andrew Olear II, Chief Adminstrative                          Date
Officer and Director

/s/  Thomas J. Meyer                                          11/10/98
-----------------------------------------------------         ----------------
Thomas J. Meyer, Senior Vice President,                       Date
General Counsel and Director

/s/  Donald B. Henderson                                      11/10/98
-----------------------------------------------------         ----------------
Donald B. Henderson, Director                                 Date

/s/ Henry J. Jacoby                                           11/10/98
-----------------------------------------------------         ----------------
Henry J. Jacoby, Director                                     Date

/s/  David L. Porteous                                        11/10/98
-----------------------------------------------------         ----------------
David L. Porteous, Director                                   Date

/s/ Robert L. Rosenthal                                       11/10/98
-----------------------------------------------------         ----------------
Robert L. Rosenthal, Director                                 Date

                                  EXHIBIT LIST


Exhibit
Number            Description
------            -----------

9. Opinion and Consent of Blazzard, Grodd & Hasenauer, P.C., attached hereto as EX-99.B-9.

10. Consent of PricewaterhouseCoopers LLP, attached hereto as EX-99.B-10.